UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06367

Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549- 1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Equity Income Fund

Class AAA - GABEX

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Gabelli Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Adviser, looks for securities that have a better yield than the average of the S&P 500 Index, as well as capital gains potential. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class AAA	$71	1.43%

How did the Fund perform?

During the six-months ended March 31, 2025, the Gabelli Equity Income Fund outperformed its broad-based benchmark, the S&P 500 Index, while underperforming its comparative benchmark, the Lipper Equity Income Funds Average. As concern in the market increased over potential tariff increases, most top stock contributors were names less likely to be impacted directly by tariffs. Conversely, top detractors were those likely to be directly impacted by new tariffs. Top contributors were focused on the Financials, Communication Services, Utilities and Industrials sectors.  Detractors to returns were primarily from the Consumer Discretionary and Consumer Staples sectors.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Equity Income Fund - Class AAA	S&P 500 Index	Lipper Equity Income Fund Average
3/15	10,000	10,000	10,000
3/16	9,574	10,178	9,944
3/17	10,855	11,926	11,544
3/18	11,716	13,594	12,581
3/19	11,993	14,885	13,454
3/20	9,754	13,846	11,725
3/21	15,292	21,649	17,333
3/22	16,881	25,037	19,720
3/23	16,694	23,101	18,824
3/24	18,628	30,004	22,305
3/25	19,187	32,480	23,998

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class AAA	(1.04)%	3.00%	14.49%	6.73%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
Lipper Equity Income Fund Average	(0.15)%	7.59%	15.40%	9.15%

Fund Statistics

  Total Net Assets$434,648,774
  Number of Portfolio Holdings213
  Portfolio Turnover Rate0%
  Management Fees$2,305,091

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

The Bank of New York Mellon Corp.	4.9%
Genuine Parts Co.	3.9%
GATX Corp.	3.0%
Deere & Co.	2.8%
State Street Corp.	2.3%
National Fuel Gas Co.	2.0%
Microsoft Corp.	2.0%
Mueller Industries Inc.	2.0%
Crane Co.	2.0%
Hess Corp.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	99.7%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	15.9%
Food and Beverage	14.2%
Equipment and Supplies	6.5%
Diversified Industrial	6.0%
Retail	5.2%
Telecommunications	4.8%
Health Care	4.8%
Automotive: Parts and Accessories	4.1%
Other Industry sectors	38.2%
Other Assets and Liabilities (Net)	0.3%

The Gabelli Equity Income Fund

Semi-Annual Shareholder Report - March 31, 2025

Class AAA - GABEX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABEX-25-SATSR

The Gabelli Equity Income Fund

Class C - GEICX

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Gabelli Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Adviser, looks for securities that have a better yield than the average of the S&P 500 Index, as well as capital gains potential. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class C	$108	2.18%

How did the Fund perform?

During the six-months ended March 31, 2025, the Gabelli Equity Income Fund outperformed its broad-based benchmark, the S&P 500 Index, while underperforming its comparative benchmark, the Lipper Equity Income Funds Average. As concern in the market increased over potential tariff increases, most top stock contributors were names less likely to be impacted directly by tariffs. Conversely, top detractors were those likely to be directly impacted by new tariffs. Top contributors were focused on the Financials, Communication Services, Utilities and Industrials sectors.  Detractors to returns were primarily from the Consumer Discretionary and Consumer Staples sectors.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Equity Income Fund - Class C	The Gabelli Equity Income Fund - Class C (includes sales charge)	S&P 500 Index	Lipper Equity Income Fund Average
3/15	10,000	10,000	10,000	10,000
3/16	9,504	9,409	10,178	9,944
3/17	10,694	10,493	11,926	11,544
3/18	11,453	11,132	13,594	12,581
3/19	11,640	11,203	14,885	13,454
3/20	9,386	8,943	13,846	11,725
3/21	14,611	13,833	21,649	17,333
3/22	16,027	15,035	25,037	19,720
3/23	15,708	14,588	23,101	18,824
3/24	17,391	16,005	30,004	22,305
3/25	17,821	16,241	32,480	23,998

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class C	(1.25)%	2.47%	13.68%	5.95%
The Gabelli Equity Income Fund - Class C (includes sales charge)	(2.24)%	1.47%	13.68%	5.95%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
Lipper Equity Income Fund Average	(0.15)%	7.59%	15.40%	9.15%

Fund Statistics

  Total Net Assets$434,648,774
  Number of Portfolio Holdings213
  Portfolio Turnover Rate0%
  Management Fees$2,305,091

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

The Bank of New York Mellon Corp.	4.9%
Genuine Parts Co.	3.9%
GATX Corp.	3.0%
Deere & Co.	2.8%
State Street Corp.	2.3%
National Fuel Gas Co.	2.0%
Microsoft Corp.	2.0%
Mueller Industries Inc.	2.0%
Crane Co.	2.0%
Hess Corp.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	99.7%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	15.9%
Food and Beverage	14.2%
Equipment and Supplies	6.5%
Diversified Industrial	6.0%
Retail	5.2%
Telecommunications	4.8%
Health Care	4.8%
Automotive: Parts and Accessories	4.1%
Other Industry sectors	38.2%
Other Assets and Liabilities (Net)	0.3%

The Gabelli Equity Income Fund

Semi-Annual Shareholder Report - March 31, 2025

Class C - GEICX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GEICX-25-SATSR

The Gabelli Equity Income Fund

Class I - GCIEX

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Gabelli Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Adviser, looks for securities that have a better yield than the average of the S&P 500 Index, as well as capital gains potential. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class I	$59	1.18%

How did the Fund perform?

During the six-months ended March 31, 2025, the Gabelli Equity Income Fund outperformed its broad-based benchmark, the S&P 500 Index, while underperforming its comparative benchmark, the Lipper Equity Income Funds Average. As concern in the market increased over potential tariff increases, most top stock contributors were names less likely to be impacted directly by tariffs. Conversely, top detractors were those likely to be directly impacted by new tariffs. Top contributors were focused on the Financials, Communication Services, Utilities and Industrials sectors.  Detractors to returns were primarily from the Consumer Discretionary and Consumer Staples sectors.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Equity Income Fund - Class I	S&P 500 Index	Lipper Equity Income Fund Average
3/15	10,000	10,000	10,000
3/16	9,597	10,178	9,944
3/17	10,908	11,926	11,544
3/18	11,803	13,594	12,581
3/19	12,115	14,885	13,454
3/20	9,873	13,846	11,725
3/21	15,526	21,649	17,333
3/22	17,181	25,037	19,720
3/23	17,027	23,101	18,824
3/24	19,038	30,004	22,305
3/25	19,677	32,480	23,998

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class I	(0.85)%	3.36%	14.79%	7.00%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
Lipper Equity Income Fund Average	(0.15)%	7.59%	15.40%	9.15%

Fund Statistics

  Total Net Assets$434,648,774
  Number of Portfolio Holdings213
  Portfolio Turnover Rate0%
  Management Fees$2,305,091

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

The Bank of New York Mellon Corp.	4.9%
Genuine Parts Co.	3.9%
GATX Corp.	3.0%
Deere & Co.	2.8%
State Street Corp.	2.3%
National Fuel Gas Co.	2.0%
Microsoft Corp.	2.0%
Mueller Industries Inc.	2.0%
Crane Co.	2.0%
Hess Corp.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	99.7%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	15.9%
Food and Beverage	14.2%
Equipment and Supplies	6.5%
Diversified Industrial	6.0%
Retail	5.2%
Telecommunications	4.8%
Health Care	4.8%
Automotive: Parts and Accessories	4.1%
Other Industry sectors	38.2%
Other Assets and Liabilities (Net)	0.3%

The Gabelli Equity Income Fund

Semi-Annual Shareholder Report - March 31, 2025

Class I - GCIEX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCIEX-25-SATSR

The Gabelli Equity Income Fund

Class A - GCAEX

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Equity Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Gabelli Equity Income Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities. Income producing equity securities include, for example, common stock, preferred stock, and convertible securities. In making stock selections, Gabelli Funds, LLC, the Adviser, looks for securities that have a better yield than the average of the S&P 500 Index, as well as capital gains potential. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Equity Income Fund - Class A	$71	1.43%

How did the Fund perform?

During the six-months ended March 31, 2025, the Gabelli Equity Income Fund outperformed its broad-based benchmark, the S&P 500 Index, while underperforming its comparative benchmark, the Lipper Equity Income Funds Average. As concern in the market increased over potential tariff increases, most top stock contributors were names less likely to be impacted directly by tariffs. Conversely, top detractors were those likely to be directly impacted by new tariffs. Top contributors were focused on the Financials, Communication Services, Utilities and Industrials sectors.  Detractors to returns were primarily from the Consumer Discretionary and Consumer Staples sectors.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Equity Income Fund - Class A	The Gabelli Equity Income Fund - Class A (includes sales charge)	S&P 500 Index	Lipper Equity Income Fund Average
3/15	10,000	10,000	10,000	10,000
3/16	9,572	9,022	10,178	9,944
3/17	10,854	9,642	11,926	11,544
3/18	11,710	9,804	13,594	12,581
3/19	11,988	9,460	14,885	13,454
3/20	9,749	7,251	13,846	11,725
3/21	15,291	10,718	21,649	17,333
3/22	16,875	11,148	25,037	19,720
3/23	16,694	10,394	23,101	18,824
3/24	18,609	10,921	30,004	22,305
3/25	19,202	10,621	32,480	23,998

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Equity Income Fund - Class A	(0.89)%	3.19%	14.53%	6.75%
The Gabelli Equity Income Fund - Class A (includes sales charge)	(6.59)%	(2.75)%	13.18%	6.12%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
Lipper Equity Income Fund Average	(0.15)%	7.59%	15.40%	9.15%

Fund Statistics

  Total Net Assets$434,648,774
  Number of Portfolio Holdings213
  Portfolio Turnover Rate0%
  Management Fees$2,305,091

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

The Bank of New York Mellon Corp.	4.9%
Genuine Parts Co.	3.9%
GATX Corp.	3.0%
Deere & Co.	2.8%
State Street Corp.	2.3%
National Fuel Gas Co.	2.0%
Microsoft Corp.	2.0%
Mueller Industries Inc.	2.0%
Crane Co.	2.0%
Hess Corp.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	99.7%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	15.9%
Food and Beverage	14.2%
Equipment and Supplies	6.5%
Diversified Industrial	6.0%
Retail	5.2%
Telecommunications	4.8%
Health Care	4.8%
Automotive: Parts and Accessories	4.1%
Other Industry sectors	38.2%
Other Assets and Liabilities (Net)	0.3%

The Gabelli Equity Income Fund

Semi-Annual Shareholder Report - March 31, 2025

Class A - GCAEX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCAEX-25-SATSR

The Gabelli Global Financial Services Fund

Class A - GGFSX

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund seeks to provide capital appreciation. The Fund invests primarily in the common stocks of companies engaged in financial services. The Fund seeks to purchase common stocks that are selling in the public market at a discount to their private market value (“PMV”). Gabelli Funds, LLC (the "Adviser") prefers issuers that are well managed and strongly financed. The Fund can also invest in debt securities but will usually only do so when they offer equity like returns. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class A	$65	1.25%

How did the Fund perform?

During the six months ended March 31, 2025, The Gabelli Global Financial Services Fund outperformed its broad-based benchmark, the S&P 500 Index, while underperforming its comparative indices, the MSCI World Financials and the S&P 500 Financials. The market environment was volatile, particularly in the US, where most bank stocks initially reacted positively to the election results but then fell as the outlook for economic growth and investment banking deteriorated. Top Contributors during the period included Standard Chartered PLC, Capital One Financial Corp. and Commerzbank. Detractors included Shinhan Financial Group, HG Holdings and Jefferies Financial Group.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Financial Services Fund - Class A	The Gabelli Global Financial Services Fund - Class A (includes sales charge)	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000	10,000
3/19	9,099	8,575	11,240	11,098	11,176
3/20	6,170	5,481	10,455	8,822	9,259
3/21	11,313	9,472	16,347	14,328	15,509
3/22	11,793	9,306	18,905	16,035	17,788
3/23	11,839	8,805	17,444	14,497	15,255
3/24	15,494	10,861	22,656	19,035	20,373
3/25	18,798	12,420	24,525	23,297	24,484

Average Annual Total Returns

	6 months	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class A	8.20%	21.32%	24.96%	10.20%
The Gabelli Global Financial Services Fund - Class A (includes sales charge)	1.98%	14.35%	23.49%	9.20%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.40%
MSCI World Financials Index	10.58%	22.39%	21.43%	10.98%
S&P 500 Financials Index	10.86%	20.18%	21.47%	11.76%

Fund Statistics

  Total Net Assets$52,068,579
  Number of Portfolio Holdings51
  Portfolio Turnover Rate3%
  Management Fees$147,569

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

First American Financial Corp.	3.9%
The Bank of New York Mellon Corp.	3.8%
First Citizens BancShares Inc.	3.6%
Commerzbank AG	3.6%
Capital One Financial Corp.	3.6%
Cavco Industries Inc.	3.4%
TrustCo Bank Corp. NY	3.2%
Standard Chartered plc	3.1%
E-L Financial Corp. Ltd.	3.0%
Diamond Hill Investment Group Inc.	3.0%

Portfolio Weighting (% of net assets)

Common Stocks	93.4%
U.S. Government Obligations	6.4%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Banks	25.5%
Diversified Banks	14.1%
Insurance	11.8%
Investment Management	8.5%
U.S. Government Obligations	6.4%
Institutional Trust, Fiduciary, and Custody	6.2%
Automobiles	5.8%
Consumer Finance	5.0%
Other Industry sectors	16.5%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Global Financial Services Fund

Semi-Annual Shareholder Report - March 31, 2025

Class A - GGFSX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGFSX-25-SATSR

The Gabelli Global Financial Services Fund

Class C - GCFSX

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund seeks to provide capital appreciation. The Fund invests primarily in the common stocks of companies engaged in financial services. The Fund seeks to purchase common stocks that are selling in the public market at a discount to their private market value (“PMV”). Gabelli Funds, LLC (the "Adviser") prefers issuers that are well managed and strongly financed. The Fund can also invest in debt securities but will usually only do so when they offer equity like returns. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class C	$102	1.97%

How did the Fund perform?

During the six months ended March 31, 2025, The Gabelli Global Financial Services Fund outperformed its broad-based benchmark, the S&P 500 Index, while underperforming its comparative indices, the MSCI World Financials and the S&P 500 Financials. The market environment was volatile, particularly in the US, where most bank stocks initially reacted positively to the election results but then fell as the outlook for economic growth and investment banking deteriorated. Top Contributors during the period included Standard Chartered PLC, Capital One Financial Corp. and Commerzbank. Detractors included Shinhan Financial Group, HG Holdings and Jefferies Financial Group.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Financial Services Fund - Class C	The Gabelli Global Financial Services Fund - Class C (includes sales charge)	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000	10,000
3/19	9,061	8,970	11,240	11,098	11,176
3/20	6,092	5,970	10,455	8,822	9,259
3/21	11,077	10,797	16,347	14,328	15,509
3/22	11,463	11,065	18,905	16,035	17,788
3/23	11,412	10,905	17,444	14,497	15,255
3/24	14,815	14,049	22,656	19,035	20,373
3/25	17,852	16,788	24,525	23,297	24,484

Average Annual Total Returns

	6 months	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class C	7.91%	20.50%	23.99%	9.33%
The Gabelli Global Financial Services Fund - Class C (includes sales charge)	6.91%	19.50%	23.99%	9.33%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.40%
MSCI World Financials Index	10.58%	22.39%	21.43%	10.98%
S&P 500 Financials Index	10.86%	20.18%	21.47%	11.76%

Fund Statistics

  Total Net Assets$52,068,579
  Number of Portfolio Holdings51
  Portfolio Turnover Rate3%
  Management Fees$147,569

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

First American Financial Corp.	3.9%
The Bank of New York Mellon Corp.	3.8%
First Citizens BancShares Inc.	3.6%
Commerzbank AG	3.6%
Capital One Financial Corp.	3.6%
Cavco Industries Inc.	3.4%
TrustCo Bank Corp. NY	3.2%
Standard Chartered plc	3.1%
E-L Financial Corp. Ltd.	3.0%
Diamond Hill Investment Group Inc.	3.0%

Portfolio Weighting (% of net assets)

Common Stocks	93.4%
U.S. Government Obligations	6.4%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Banks	25.5%
Diversified Banks	14.1%
Insurance	11.8%
Investment Management	8.5%
U.S. Government Obligations	6.4%
Institutional Trust, Fiduciary, and Custody	6.2%
Automobiles	5.8%
Consumer Finance	5.0%
Other Industry sectors	16.5%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Global Financial Services Fund

Semi-Annual Shareholder Report - March 31, 2025

Class C - GCFSX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCFSX-25-SATSR

The Gabelli Global Financial Services Fund

Class I - GFSIX

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund seeks to provide capital appreciation. The Fund invests primarily in the common stocks of companies engaged in financial services. The Fund seeks to purchase common stocks that are selling in the public market at a discount to their private market value (“PMV”). Gabelli Funds, LLC (the "Adviser") prefers issuers that are well managed and strongly financed. The Fund can also invest in debt securities but will usually only do so when they offer equity like returns. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class I	$52	1.00%

How did the Fund perform?

During the six months ended March 31, 2025, The Gabelli Global Financial Services Fund outperformed its broad-based benchmark, the S&P 500 Index, while underperforming its comparative indices, the MSCI World Financials and the S&P 500 Financials. The market environment was volatile, particularly in the US, where most bank stocks initially reacted positively to the election results but then fell as the outlook for economic growth and investment banking deteriorated. Top Contributors during the period included Standard Chartered PLC, Capital One Financial Corp. and Commerzbank. Detractors included Shinhan Financial Group, HG Holdings and Jefferies Financial Group.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Financial Services Fund - Class I	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000
3/19	9,109	11,240	11,098	11,176
3/20	6,190	10,455	8,822	9,259
3/21	11,359	16,347	14,328	15,509
3/22	11,872	18,905	16,035	17,788
3/23	11,940	17,444	14,497	15,255
3/24	15,659	22,656	19,035	20,373
3/25	19,051	24,525	23,297	24,484

Average Annual Total Returns

	6 months	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class I	8.38%	21.66%	25.21%	10.43%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.40%
MSCI World Financials Index	10.58%	22.39%	21.43%	10.98%
S&P 500 Financials Index	10.86%	20.18%	21.47%	11.76%

Fund Statistics

  Total Net Assets$52,068,579
  Number of Portfolio Holdings51
  Portfolio Turnover Rate3%
  Management Fees$147,569

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

First American Financial Corp.	3.9%
The Bank of New York Mellon Corp.	3.8%
First Citizens BancShares Inc.	3.6%
Commerzbank AG	3.6%
Capital One Financial Corp.	3.6%
Cavco Industries Inc.	3.4%
TrustCo Bank Corp. NY	3.2%
Standard Chartered plc	3.1%
E-L Financial Corp. Ltd.	3.0%
Diamond Hill Investment Group Inc.	3.0%

Portfolio Weighting (% of net assets)

Common Stocks	93.4%
U.S. Government Obligations	6.4%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Banks	25.5%
Diversified Banks	14.1%
Insurance	11.8%
Investment Management	8.5%
U.S. Government Obligations	6.4%
Institutional Trust, Fiduciary, and Custody	6.2%
Automobiles	5.8%
Consumer Finance	5.0%
Other Industry sectors	16.5%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Global Financial Services Fund

Semi-Annual Shareholder Report - March 31, 2025

Class I - GFSIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GFSIX-25-SATSR

The Gabelli Global Financial Services Fund

Class AAA - GAFSX

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Global Financial Services Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund seeks to provide capital appreciation. The Fund invests primarily in the common stocks of companies engaged in financial services. The Fund seeks to purchase common stocks that are selling in the public market at a discount to their private market value (“PMV”). Gabelli Funds, LLC (the "Adviser") prefers issuers that are well managed and strongly financed. The Fund can also invest in debt securities but will usually only do so when they offer equity like returns. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Financial Services Fund - Class AAA	$65	1.25%

How did the Fund perform?

During the six months ended March 31, 2025, The Gabelli Global Financial Services Fund outperformed its broad-based benchmark, the S&P 500 Index, while underperforming its comparative indices, the MSCI World Financials and the S&P 500 Financials. The market environment was volatile, particularly in the US, where most bank stocks initially reacted positively to the election results but then fell as the outlook for economic growth and investment banking deteriorated. Top Contributors during the period included Standard Chartered PLC, Capital One Financial Corp. and Commerzbank. Detractors included Shinhan Financial Group, HG Holdings and Jefferies Financial Group.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests since inception. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Financial Services Fund - Class AAA	S&P 500 Index	MSCI World Financials Index	S&P 500 Financials Index
10/18	10,000	10,000	10,000	10,000
3/19	9,094	11,240	11,098	11,176
3/20	6,170	10,455	8,822	9,259
3/21	11,288	16,347	14,328	15,509
3/22	11,767	18,905	16,035	17,788
3/23	11,810	17,444	14,497	15,255
3/24	15,450	22,656	19,035	20,373
3/25	18,755	24,525	23,297	24,484

Average Annual Total Returns

	6 months	1 Year	5 Year	Since Inception (10/01/2018)
The Gabelli Global Financial Services Fund - Class AAA	8.29%	21.39%	24.90%	10.16%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.40%
MSCI World Financials Index	10.58%	22.39%	21.43%	10.98%
S&P 500 Financials Index	10.86%	20.18%	21.47%	11.76%

Fund Statistics

  Total Net Assets$52,068,579
  Number of Portfolio Holdings51
  Portfolio Turnover Rate3%
  Management Fees$147,569

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

First American Financial Corp.	3.9%
The Bank of New York Mellon Corp.	3.8%
First Citizens BancShares Inc.	3.6%
Commerzbank AG	3.6%
Capital One Financial Corp.	3.6%
Cavco Industries Inc.	3.4%
TrustCo Bank Corp. NY	3.2%
Standard Chartered plc	3.1%
E-L Financial Corp. Ltd.	3.0%
Diamond Hill Investment Group Inc.	3.0%

Portfolio Weighting (% of net assets)

Common Stocks	93.4%
U.S. Government Obligations	6.4%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Banks	25.5%
Diversified Banks	14.1%
Insurance	11.8%
Investment Management	8.5%
U.S. Government Obligations	6.4%
Institutional Trust, Fiduciary, and Custody	6.2%
Automobiles	5.8%
Consumer Finance	5.0%
Other Industry sectors	16.5%
Other Assets and Liabilities (Net)	0.2%

The Gabelli Global Financial Services Fund

Semi-Annual Shareholder Report - March 31, 2025

Class AAA - GAFSX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAFSX-25-SATSR

The Gabelli Focused Growth and Income Fund

Class AAA - GWSVX

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Gabelli Focused Growth and Income Fund is a concentrated, actively managed strategy. The Fund invests in a global portfolio of common and preferred equities, REITs, bonds, and other securities that have the potential for capital appreciation while emphasizing a high level of current net investment income. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class AAA	$84	1.67%

How did the Fund perform?

During the six months ended March 31, 2025, the Gabelli Focused Growth and Income Fund outperformed its comparative indices: the S&P 500, the S&P MidCap 400 and the Lipper Equity Income Funds Average. After a bull market that lasted nearly two and a half years, by the end of March 2025, the S&P 500 ended in correction territory due to trade and tariff uncertainty, with the new administration taking aim at trade partners through drastic tariff increases. Contributors over the six months included AT&T Inc., Enterprise Products Partners and Dana Inc. Primary detractors over the period included XPLR Infrastructure, QVC Group and Newmont Corp.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Focused Growth and Income Fund - Class AAA	S&P 500 Index	S&P Midcap 400
3/15	10,000	10,000	10,000
3/16	8,581	10,178	9,640
3/17	9,244	11,926	11,657
3/18	9,389	13,594	12,935
3/19	8,429	14,885	13,270
3/20	6,495	13,846	10,283
3/21	11,384	21,649	18,866
3/22	13,150	25,037	19,732
3/23	11,458	23,101	18,721
3/24	13,176	30,004	23,089
3/25	14,580	32,480	22,463

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class AAA	2.66%	10.65%	17.55%	3.84%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
S&P Midcap 400	(5.78)%	(2.71)%	16.91%	8.43%

Fund Statistics

  Total Net Assets$48,427,239
  Number of Portfolio Holdings36
  Portfolio Turnover Rate20%
  Management Fees$135,398

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.6%
Energy Transfer LP	8.5%
AT&T Inc.	8.0%
Enterprise Products Partners LP	7.6%
Franklin BSP Realty Trust Inc.	7.0%
Blackstone Mortgage Trust Inc.	5.6%
XPLR Infrastructure LP	4.7%
Dana Inc.	4.2%
Maple Leaf Foods Inc.	4.2%
QVC Group Inc.	4.1%

Portfolio Weighting (% of net assets)

Common Stocks	91.5%
Preferred Stocks	7.9%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	31.7%
Real Estate Investment Trusts	24.0%
Telecommunications	10.9%
Financial Services	6.8%
Food and Beverage	5.5%
Automotive: Parts and Accessories	5.0%
Health Care	4.3%
Retail	4.1%
Other Industry sectors	7.3%
Other Assets and Liabilities (Net)	0.4%

The Gabelli Focused Growth and Income Fund

Semi-Annual Shareholder Report - March 31, 2025

Class AAA - GWSVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GWSVX-25-SATSR

The Gabelli Focused Growth and Income Fund

Class C - GWSCX

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Gabelli Focused Growth and Income Fund is a concentrated, actively managed strategy. The Fund invests in a global portfolio of common and preferred equities, REITs, bonds, and other securities that have the potential for capital appreciation while emphasizing a high level of current net investment income. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class C	$122	2.42%

How did the Fund perform?

During the six months ended March 31, 2025, the Gabelli Focused Growth and Income Fund outperformed its comparative indices: the S&P 500, the S&P MidCap 400 and the Lipper Equity Income Funds Average. After a bull market that lasted nearly two and a half years, by the end of March 2025, the S&P 500 ended in correction territory due to trade and tariff uncertainty, with the new administration taking aim at trade partners through drastic tariff increases. Contributors over the six months included AT&T Inc., Enterprise Products Partners and Dana Inc. Primary detractors over the period included XPLR Infrastructure, QVC Group and Newmont Corp.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Focused Growth and Income Fund - Class C	The Gabelli Focused Growth and Income Fund - Class C (includes sales charge)	S&P 500 Index	S&P Midcap 400
3/15	10,000	10,000	10,000	10,000
3/16	8,520	8,435	10,178	9,640
3/17	9,112	8,937	11,926	11,657
3/18	9,182	8,916	13,594	12,935
3/19	8,179	7,863	14,885	13,270
3/20	6,257	5,955	13,846	10,283
3/21	10,892	10,306	21,649	18,866
3/22	12,498	11,723	25,037	19,732
3/23	10,804	10,033	23,101	18,721
3/24	12,335	11,354	30,004	23,089
3/25	13,543	12,352	32,480	22,463

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class C	2.24%	9.79%	16.71%	3.08%
The Gabelli Focused Growth and Income Fund - Class C (includes sales charge)	1.24%	8.79%	16.71%	3.08%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
S&P Midcap 400	(5.78)%	(2.71)%	16.91%	8.43%

Fund Statistics

  Total Net Assets$48,427,239
  Number of Portfolio Holdings36
  Portfolio Turnover Rate20%
  Management Fees$135,398

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.6%
Energy Transfer LP	8.5%
AT&T Inc.	8.0%
Enterprise Products Partners LP	7.6%
Franklin BSP Realty Trust Inc.	7.0%
Blackstone Mortgage Trust Inc.	5.6%
XPLR Infrastructure LP	4.7%
Dana Inc.	4.2%
Maple Leaf Foods Inc.	4.2%
QVC Group Inc.	4.1%

Portfolio Weighting (% of net assets)

Common Stocks	91.5%
Preferred Stocks	7.9%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	31.7%
Real Estate Investment Trusts	24.0%
Telecommunications	10.9%
Financial Services	6.8%
Food and Beverage	5.5%
Automotive: Parts and Accessories	5.0%
Health Care	4.3%
Retail	4.1%
Other Industry sectors	7.3%
Other Assets and Liabilities (Net)	0.4%

The Gabelli Focused Growth and Income Fund

Semi-Annual Shareholder Report - March 31, 2025

Class C - GWSCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GWSCX-25-SATSR

The Gabelli Focused Growth and Income Fund

Class I - GWSIX

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Gabelli Focused Growth and Income Fund is a concentrated, actively managed strategy. The Fund invests in a global portfolio of common and preferred equities, REITs, bonds, and other securities that have the potential for capital appreciation while emphasizing a high level of current net investment income. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class I	$41	0.80%

How did the Fund perform?

During the six months ended March 31, 2025, the Gabelli Focused Growth and Income Fund outperformed its comparative indices: the S&P 500, the S&P MidCap 400 and the Lipper Equity Income Funds Average. After a bull market that lasted nearly two and a half years, by the end of March 2025, the S&P 500 ended in correction territory due to trade and tariff uncertainty, with the new administration taking aim at trade partners through drastic tariff increases. Contributors over the six months included AT&T Inc., Enterprise Products Partners and Dana Inc. Primary detractors over the period included XPLR Infrastructure, QVC Group and Newmont Corp.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Focused Growth and Income Fund - Class I	S&P 500 Index	S&P Midcap 400
3/15	10,000	10,000	10,000
3/16	8,610	10,178	9,640
3/17	9,317	11,926	11,657
3/18	9,481	13,594	12,935
3/19	8,533	14,885	13,270
3/20	6,594	13,846	10,283
3/21	11,607	21,649	18,866
3/22	13,576	25,037	19,732
3/23	11,933	23,101	18,721
3/24	13,862	30,004	23,089
3/25	15,457	32,480	22,463

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class I	3.11%	11.51%	18.57%	4.43%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
S&P Midcap 400	(5.78)%	(2.71)%	16.91%	8.43%

Fund Statistics

  Total Net Assets$48,427,239
  Number of Portfolio Holdings36
  Portfolio Turnover Rate20%
  Management Fees$135,398

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.6%
Energy Transfer LP	8.5%
AT&T Inc.	8.0%
Enterprise Products Partners LP	7.6%
Franklin BSP Realty Trust Inc.	7.0%
Blackstone Mortgage Trust Inc.	5.6%
XPLR Infrastructure LP	4.7%
Dana Inc.	4.2%
Maple Leaf Foods Inc.	4.2%
QVC Group Inc.	4.1%

Portfolio Weighting (% of net assets)

Common Stocks	91.5%
Preferred Stocks	7.9%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	31.7%
Real Estate Investment Trusts	24.0%
Telecommunications	10.9%
Financial Services	6.8%
Food and Beverage	5.5%
Automotive: Parts and Accessories	5.0%
Health Care	4.3%
Retail	4.1%
Other Industry sectors	7.3%
Other Assets and Liabilities (Net)	0.4%

The Gabelli Focused Growth and Income Fund

Semi-Annual Shareholder Report - March 31, 2025

Class I - GWSIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GWSIX-25-SATSR

The Gabelli Focused Growth and Income Fund

Class A - GWSAX

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Focused Growth and Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Gabelli Focused Growth and Income Fund is a concentrated, actively managed strategy. The Fund invests in a global portfolio of common and preferred equities, REITs, bonds, and other securities that have the potential for capital appreciation while emphasizing a high level of current net investment income. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Focused Growth and Income Fund - Class A	$63	1.25%

How did the Fund perform?

During the six months ended March 31, 2025, the Gabelli Focused Growth and Income Fund outperformed its comparative indices: the S&P 500, the S&P MidCap 400 and the Lipper Equity Income Funds Average. After a bull market that lasted nearly two and a half years, by the end of March 2025, the S&P 500 ended in correction territory due to trade and tariff uncertainty, with the new administration taking aim at trade partners through drastic tariff increases. Contributors over the six months included AT&T Inc., Enterprise Products Partners and Dana Inc. Primary detractors over the period included XPLR Infrastructure, QVC Group and Newmont Corp.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Focused Growth and Income Fund - Class A	The Gabelli Focused Growth and Income Fund - Class A (includes sales charge)	S&P 500 Index	S&P Midcap 400
3/15	10,000	10,000	10,000	10,000
3/16	8,582	8,089	10,178	9,640
3/17	9,245	8,212	11,926	11,657
3/18	9,388	7,860	13,594	12,935
3/19	8,432	6,653	14,885	13,270
3/20	6,496	4,831	13,846	10,283
3/21	11,390	7,984	21,649	18,866
3/22	13,166	8,698	25,037	19,732
3/23	11,501	7,161	23,101	18,721
3/24	13,302	7,806	30,004	23,089
3/25	14,762	8,165	32,480	22,463

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Focused Growth and Income Fund - Class A	2.85%	10.97%	17.85%	3.97%
The Gabelli Focused Growth and Income Fund - Class A (includes sales charge)	(3.07)%	4.59%	16.46%	3.36%
S&P 500 Index	(1.97)%	8.25%	18.59%	12.50%
S&P Midcap 400	(5.78)%	(2.71)%	16.91%	8.43%

Fund Statistics

  Total Net Assets$48,427,239
  Number of Portfolio Holdings36
  Portfolio Turnover Rate20%
  Management Fees$135,398

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

VICI Properties Inc.	8.6%
Energy Transfer LP	8.5%
AT&T Inc.	8.0%
Enterprise Products Partners LP	7.6%
Franklin BSP Realty Trust Inc.	7.0%
Blackstone Mortgage Trust Inc.	5.6%
XPLR Infrastructure LP	4.7%
Dana Inc.	4.2%
Maple Leaf Foods Inc.	4.2%
QVC Group Inc.	4.1%

Portfolio Weighting (% of net assets)

Common Stocks	91.5%
Preferred Stocks	7.9%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	0.4%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	31.7%
Real Estate Investment Trusts	24.0%
Telecommunications	10.9%
Financial Services	6.8%
Food and Beverage	5.5%
Automotive: Parts and Accessories	5.0%
Health Care	4.3%
Retail	4.1%
Other Industry sectors	7.3%
Other Assets and Liabilities (Net)	0.4%

The Gabelli Focused Growth and Income Fund

Semi-Annual Shareholder Report - March 31, 2025

Class A - GWSAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GWSAX-25-SATSR

The Gabelli Small Cap Growth Fund

Class AAA - GABSX

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund invests primarily in small cap companies that, through bottom-up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or private market value. The Fund characterizes small capitalization companies as those companies with a market capitalization of $3 billion or less at the time of the Fund’s initial investment. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class AAA	$66	1.37%

How did the Fund perform?

For the six months ended March 31, 2025, the Gabelli Small Cap Growth Fund outperformed its broad-based index, the Russell 2000 Total Return Index, and comparative indices: the S&P SmallCap 600 Total Return Index and the Lipper Small Cap Core Funds Average. Small-cap growth stocks have seen mixed performance since September 2024, with some periods of gains and others of losses, particularly in the early part of 2025. The better performing stocks in the portfolio were primarily in the Industrials sector. Detractors in the portfolio were primarily in the Consumer Discretionary and Financials sectors.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Small Cap Growth Fund - Class AAA	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
3/15	10,000	10,000	10,000	10,000
3/16	9,474	9,024	9,680	9,372
3/17	11,372	11,390	12,060	11,556
3/18	12,562	12,733	13,590	12,799
3/19	12,421	12,994	13,803	13,008
3/20	9,414	9,877	10,229	9,610
3/21	16,897	19,245	19,981	18,404
3/22	17,730	18,131	20,227	18,754
3/23	17,539	16,026	18,443	17,306
3/24	21,766	19,184	21,381	20,679
3/25	20,981	18,415	20,658	19,980

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class AAA	(7.10)%	(3.61)%	17.39%	7.69%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	6.30%
S&P SmallCap 600 Index	(9.45)%	(3.38)%	15.09%	7.52%
Lipper Small-Cap Core Funds Average	(7.75)%	(3.38)%	15.76%	7.17%

Fund Statistics

  Total Net Assets$1,618,766,480
  Number of Portfolio Holdings426
  Portfolio Turnover Rate0%
  Management Fees$8,845,427

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.6%
AMETEK Inc.	4.0%
Mueller Industries Inc.	3.5%
Crane Co.	3.2%
GATX Corp.	3.1%
Lennar Corp.	2.1%
Graco Inc.	2.1%
Rush Enterprises Inc.	1.7%
The Gorman-Rupp Co.	1.6%
Textron Inc.	1.5%

Portfolio Weighting (% of net assets)

Common Stocks	99.6%
Preferred Stocks	0.2%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Equipment and Supplies	19.8%
Diversified Industrial	12.4%
Retail	6.9%
Financial Services	6.6%
Building and Construction	4.9%
Food and Beverage	4.7%
Automotive: Parts and Accessories	4.4%
Hotels and Gaming	3.7%
Other Industry sectors	36.5%
Other Assets and Liabilities (Net)	0.1%

The Gabelli Small Cap Growth Fund

Semi-Annual Shareholder Report - March 31, 2025

Class AAA - GABSX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABSX-25-SATSR

The Gabelli Small Cap Growth Fund

Class C - GCCSX

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund invests primarily in small cap companies that, through bottom-up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or private market value. The Fund characterizes small capitalization companies as those companies with a market capitalization of $3 billion or less at the time of the Fund’s initial investment. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class C	$102	2.12%

How did the Fund perform?

For the six months ended March 31, 2025, the Gabelli Small Cap Growth Fund outperformed its broad-based index, the Russell 2000 Total Return Index, and comparative indices: the S&P SmallCap 600 Total Return Index and the Lipper Small Cap Core Funds Average. Small-cap growth stocks have seen mixed performance since September 2024, with some periods of gains and others of losses, particularly in the early part of 2025. The better performing stocks in the portfolio were primarily in the Industrials sector. Detractors in the portfolio were primarily in the Consumer Discretionary and Financials sectors.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Small Cap Growth Fund - Class C	The Gabelli Small Cap Growth Fund - Class C (includes sales charge)	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
3/15	10,000	10,000	10,000	10,000	10,000
3/16	9,403	9,309	9,024	9,680	9,372
3/17	11,202	10,996	11,390	12,060	11,556
3/18	12,281	11,946	12,733	13,590	12,799
3/19	12,053	11,607	12,994	13,803	13,008
3/20	9,065	8,642	9,877	10,229	9,610
3/21	16,155	15,315	19,245	19,981	18,404
3/22	16,825	15,798	18,131	20,227	18,754
3/23	16,519	15,355	16,026	18,443	17,306
3/24	20,343	18,756	19,184	21,381	20,679
3/25	19,469	17,770	18,415	20,658	19,980

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class C	(7.42)%	(4.30)%	16.52%	6.89%
The Gabelli Small Cap Growth Fund - Class C (includes sales charge)	(8.35)%	(5.25)%	16.52%	6.89%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	6.30%
S&P SmallCap 600 Index	(9.45)%	(3.38)%	15.09%	7.52%
Lipper Small-Cap Core Funds Average	(7.75)%	(3.38)%	15.76%	7.17%

Fund Statistics

  Total Net Assets$1,618,766,480
  Number of Portfolio Holdings426
  Portfolio Turnover Rate0%
  Management Fees$8,845,427

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.6%
AMETEK Inc.	4.0%
Mueller Industries Inc.	3.5%
Crane Co.	3.2%
GATX Corp.	3.1%
Lennar Corp.	2.1%
Graco Inc.	2.1%
Rush Enterprises Inc.	1.7%
The Gorman-Rupp Co.	1.6%
Textron Inc.	1.5%

Portfolio Weighting (% of net assets)

Common Stocks	99.6%
Preferred Stocks	0.2%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Equipment and Supplies	19.8%
Diversified Industrial	12.4%
Retail	6.9%
Financial Services	6.6%
Building and Construction	4.9%
Food and Beverage	4.7%
Automotive: Parts and Accessories	4.4%
Hotels and Gaming	3.7%
Other Industry sectors	36.5%
Other Assets and Liabilities (Net)	0.1%

The Gabelli Small Cap Growth Fund

Semi-Annual Shareholder Report - March 31, 2025

Class C - GCCSX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCCSX-25-SATSR

The Gabelli Small Cap Growth Fund

Class I - GACIX

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund invests primarily in small cap companies that, through bottom-up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or private market value. The Fund characterizes small capitalization companies as those companies with a market capitalization of $3 billion or less at the time of the Fund’s initial investment. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class I	$54	1.12%

How did the Fund perform?

For the six months ended March 31, 2025, the Gabelli Small Cap Growth Fund outperformed its broad-based index, the Russell 2000 Total Return Index, and comparative indices: the S&P SmallCap 600 Total Return Index and the Lipper Small Cap Core Funds Average. Small-cap growth stocks have seen mixed performance since September 2024, with some periods of gains and others of losses, particularly in the early part of 2025. The better performing stocks in the portfolio were primarily in the Industrials sector. Detractors in the portfolio were primarily in the Consumer Discretionary and Financials sectors.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Small Cap Growth Fund - Class I	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
3/15	10,000	10,000	10,000	10,000
3/16	9,500	9,024	9,680	9,372
3/17	11,430	11,390	12,060	11,556
3/18	12,657	12,733	13,590	12,799
3/19	12,547	12,994	13,803	13,008
3/20	9,533	9,877	10,229	9,610
3/21	17,157	19,245	19,981	18,404
3/22	18,047	18,131	20,227	18,754
3/23	17,895	16,026	18,443	17,306
3/24	22,265	19,184	21,381	20,679
3/25	21,512	18,415	20,658	19,980

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class I	(7.00)%	(3.38)%	17.68%	7.96%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	6.30%
S&P SmallCap 600 Index	(9.45)%	(3.38)%	15.09%	7.52%
Lipper Small-Cap Core Funds Average	(7.75)%	(3.38)%	15.76%	7.17%

Fund Statistics

  Total Net Assets$1,618,766,480
  Number of Portfolio Holdings426
  Portfolio Turnover Rate0%
  Management Fees$8,845,427

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.6%
AMETEK Inc.	4.0%
Mueller Industries Inc.	3.5%
Crane Co.	3.2%
GATX Corp.	3.1%
Lennar Corp.	2.1%
Graco Inc.	2.1%
Rush Enterprises Inc.	1.7%
The Gorman-Rupp Co.	1.6%
Textron Inc.	1.5%

Portfolio Weighting (% of net assets)

Common Stocks	99.6%
Preferred Stocks	0.2%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Equipment and Supplies	19.8%
Diversified Industrial	12.4%
Retail	6.9%
Financial Services	6.6%
Building and Construction	4.9%
Food and Beverage	4.7%
Automotive: Parts and Accessories	4.4%
Hotels and Gaming	3.7%
Other Industry sectors	36.5%
Other Assets and Liabilities (Net)	0.1%

The Gabelli Small Cap Growth Fund

Semi-Annual Shareholder Report - March 31, 2025

Class I - GACIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GACIX-25-SATSR

The Gabelli Small Cap Growth Fund

Class A - GCASX

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Small Cap Growth Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025. The Fund invests primarily in small cap companies that, through bottom-up fundamental research, the portfolio manager believes are attractively priced relative to their earnings growth potential or private market value. The Fund characterizes small capitalization companies as those companies with a market capitalization of $3 billion or less at the time of the Fund’s initial investment. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Small Cap Growth Fund - Class A	$66	1.37%

How did the Fund perform?

For the six months ended March 31, 2025, the Gabelli Small Cap Growth Fund outperformed its broad-based index, the Russell 2000 Total Return Index, and comparative indices: the S&P SmallCap 600 Total Return Index and the Lipper Small Cap Core Funds Average. Small-cap growth stocks have seen mixed performance since September 2024, with some periods of gains and others of losses, particularly in the early part of 2025. The better performing stocks in the portfolio were primarily in the Industrials sector. Detractors in the portfolio were primarily in the Consumer Discretionary and Financials sectors.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Small Cap Growth Fund - Class A	The Gabelli Small Cap Growth Fund - Class A (includes sales charge)	Russell 2000 Index	S&P SmallCap 600 Index	Lipper Small-Cap Core Funds Average
3/15	10,000	10,000	10,000	10,000	10,000
3/16	9,474	8,929	9,024	9,680	9,372
3/17	11,370	10,100	11,390	12,060	11,556
3/18	12,561	10,516	12,733	13,590	12,799
3/19	12,419	9,800	12,994	13,803	13,008
3/20	9,412	7,000	9,877	10,229	9,610
3/21	16,896	11,843	19,245	19,981	18,404
3/22	17,731	11,714	18,131	20,227	18,754
3/23	17,537	10,920	16,026	18,443	17,306
3/24	21,767	12,774	19,184	21,381	20,679
3/25	20,979	11,604	18,415	20,658	19,980

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Small Cap Growth Fund - Class A	(7.09)%	(3.62)%	17.39%	7.69%
The Gabelli Small Cap Growth Fund - Class A (includes sales charge)	(12.44)%	(9.16)%	16.00%	7.06%
Russell 2000 Index	(9.18)%	(4.01)%	13.27%	6.30%
S&P SmallCap 600 Index	(9.45)%	(3.38)%	15.09%	7.52%
Lipper Small-Cap Core Funds Average	(7.75)%	(3.38)%	15.76%	7.17%

Fund Statistics

  Total Net Assets$1,618,766,480
  Number of Portfolio Holdings426
  Portfolio Turnover Rate0%
  Management Fees$8,845,427

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

KKR & Co. Inc.	4.6%
AMETEK Inc.	4.0%
Mueller Industries Inc.	3.5%
Crane Co.	3.2%
GATX Corp.	3.1%
Lennar Corp.	2.1%
Graco Inc.	2.1%
Rush Enterprises Inc.	1.7%
The Gorman-Rupp Co.	1.6%
Textron Inc.	1.5%

Portfolio Weighting (% of net assets)

Common Stocks	99.6%
Preferred Stocks	0.2%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	0.1%

Industry Allocation (% of net assets)

Industry Weighting	.
Equipment and Supplies	19.8%
Diversified Industrial	12.4%
Retail	6.9%
Financial Services	6.6%
Building and Construction	4.9%
Food and Beverage	4.7%
Automotive: Parts and Accessories	4.4%
Hotels and Gaming	3.7%
Other Industry sectors	36.5%
Other Assets and Liabilities (Net)	0.1%

The Gabelli Small Cap Growth Fund

Semi-Annual Shareholder Report - March 31, 2025

Class A - GCASX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GCASX-25-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

The Gabelli Equity Income Fund

Semiannual Report — March 31, 2025

To Our Shareholders,

For the six months ended March 31, 2025, the net asset value (NAV) total return per Class AAA Share of The Gabelli Equity Income Fund was (1.0)% compared with a total return of (2.0)% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2025:

The Gabelli Equity Income Fund

Financial Services	15.9%
Food and Beverage	14.2%
Equipment and Supplies	6.5%
Diversified Industrial	6.0%
Retail	5.2%
Telecommunications	4.8%
Health Care	4.8%
Automotive: Parts and Accessories	4.1%
Energy and Utilities: Oil	4.1%
Business Services	3.8%
Machinery	3.6%
Energy and Utilities: Natural Gas	3.5%
Transportation	3.0%
Electronics	2.4%
Computer Software and Services	2.3%
Metals and Mining	2.2%
Computer Hardware	2.0%
Entertainment	2.0%
Building and Construction	1.8%
Consumer Products	1.3%
Energy and Utilities: Integrated	0.9%
Specialty Chemicals	0.8%
Energy and Utilities: Services	0.7%
Automotive	0.7%
Aerospace	0.5%
Environmental Services	0.5%
Real Estate Investment Trusts	0.4%
Agriculture	0.3%
Energy and Utilities: Electric	0.3%
Broadcasting	0.3%
Wireless Communications	0.2%
Energy and Utilities: Water	0.2%
Consumer Services	0.2%
Hotels and Gaming	0.1%
Communications Equipment	0.1%
Publishing	0.0%*
Cable and Satellite	0.0%*
Other Assets and Liabilities (Net)	0.3%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Equity Income Fund

Schedule of Investments — March 31, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.7%
	Aerospace — 0.5%
1,500	Ducommun Inc.†	$86,430	$87,045
800	Hexcel Corp.	49,583	43,808
2,000	Lockheed Martin Corp.	47,350	893,420
5,000	Rockwell Automation Inc.	150,211	1,291,900
		333,574	2,316,173

	Agriculture — 0.3%
24,400	Archer-Daniels-Midland Co.	628,931	1,171,444
10,000	The Mosaic Co.	155,338	270,100
		784,269	1,441,544

	Automotive — 0.7%
2,000	Daimler Truck Holding AG	71,022	80,276
20,000	Iveco Group NV	175,902	325,904
14,500	PACCAR Inc.	370,272	1,411,865
40,000	Traton SE	730,344	1,345,137
		1,347,540	3,163,182

	Automotive: Parts and Accessories — 4.1%
66,000	Dana Inc.	1,001,146	879,780
140,500	Genuine Parts Co.	6,180,814	16,739,170
		7,181,960	17,618,950

	Broadcasting — 0.3%
24,700	Sinclair Inc.	378,329	393,471
48,000	TEGNA Inc.	765,267	874,560
		1,143,596	1,268,031

	Building and Construction — 1.8%
20,000	Carrier Global Corp.	232,283	1,268,000
5,000	Everus Construction Group Inc.†	184,528	185,450
30,500	Fortune Brands Innovations Inc.	256,015	1,856,840
10,000	Herc Holdings Inc.	289,100	1,342,700
33,200	Johnson Controls International plc	682,232	2,659,652
7,000	Knife River Corp.†	253,902	631,470
		1,898,060	7,944,112

	Business Services — 3.8%
5,500	Automatic Data Processing Inc.	282,151	1,680,415
12,600	Mastercard Inc., Cl. A	125,806	6,906,312
2,400	MSC Industrial Direct Co. Inc., Cl. A	165,490	186,408
29,200	Pentair plc	549,425	2,554,416
10,000	S&P Global Inc.	440,246	5,081,000
		1,563,118	16,408,551

	Cable and Satellite — 0.0%
1,200	EchoStar Corp., Cl. A†	15,176	30,696
Shares		Cost	Market Value
	Communications Equipment — 0.1%
12,000	Corning Inc.	$134,325	$549,360

	Computer Hardware — 2.0%
18,000	Apple Inc.	329,582	3,998,340
19,000	International Business Machines Corp.	1,456,931	4,724,540
		1,786,513	8,722,880

	Computer Software and Services — 2.3%
76,000	Hewlett Packard Enterprise Co.	423,938	1,172,680
23,500	Microsoft Corp.	656,590	8,821,665
		1,080,528	9,994,345

	Consumer Products — 1.3%
5,500	Edgewell Personal Care Co.	166,525	171,655
35,500	Energizer Holdings Inc.	633,352	1,062,160
25,000	Essity AB, Cl. A	383,569	707,585
1,800	National Presto Industries Inc.	136,679	158,238
30,200	Reckitt Benckiser Group plc	893,144	2,040,267
4,200	The Scotts Miracle-Gro Co.	211,394	230,538
21,200	Unilever plc, ADR	413,597	1,262,460
		2,838,260	5,632,903

	Consumer Services — 0.2%
1,400	Allegion plc	17,122	182,644
10,000	Rollins Inc.	9,942	540,300
		27,064	722,944

	Diversified Industrial — 6.0%
1,400	AMETEK Inc.	201,828	240,996
55,700	Crane Co.	1,033,473	8,532,126
300	Eaton Corp. plc	11,088	81,549
500	Honeywell International Inc.	10,720	105,875
8,400	Ingersoll Rand Inc.	45,056	672,252
44,000	ITT Inc.	880,526	5,683,040
2,700	Jardine Matheson Holdings Ltd.	112,853	114,372
1,800	Modine Manufacturing Co.†	37,442	138,150
7,200	Myers Industries Inc.	119,173	85,896
16,700	nVent Electric plc	176,672	875,414
20,000	Svenska Cellulosa AB SCA, Cl. A	83,897	261,048
97,500	Textron Inc.	865,117	7,044,375
116,000	Toray Industries Inc.	770,774	785,759
3,200	Trane Technologies plc	66,949	1,078,144
20,000	Trinity Industries Inc.	298,494	561,200
		4,714,062	26,260,196

	Electronics — 2.4%
32,500	Sony Group Corp.	138,866	815,804
142,000	Sony Group Corp., ADR	806,417	3,605,380
31,500	TE Connectivity plc	984,803	4,451,580

See accompanying notes to financial statements.

3

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Electronics (Continued)
9,200	Texas Instruments Inc.	$135,240	$1,653,240
		2,065,326	10,526,004

	Energy and Utilities: Electric — 0.3%
5,000	Korea Electric Power Corp., ADR†	46,679	37,050
13,500	Portland General Electric Co.	586,781	602,100
63,000	The AES Corp.	291,918	782,460
		925,378	1,421,610

	Energy and Utilities: Integrated — 0.9%
48,000	Energy Transfer LP	0	892,320
21,000	Eni SpA	220,487	324,669
800	Iberdrola SA, ADR	12,064	51,592
56,500	OGE Energy Corp.	754,077	2,596,740
		986,628	3,865,321

	Energy and Utilities: Natural Gas — 3.5%
111,700	National Fuel Gas Co.	5,069,246	8,845,523
11,500	ONE Gas Inc.	48,202	869,285
53,500	ONEOK Inc.	0	5,308,270
5,000	Southwest Gas Holdings Inc.	292,634	359,000
		5,410,082	15,382,078

	Energy and Utilities: Oil — 4.1%
14,000	APA Corp.	416,408	294,280
28,500	Chevron Corp.	1,207,035	4,767,765
4,000	ConocoPhillips	73,320	420,080
6,800	Devon Energy Corp.	69,081	254,320
9,500	Exxon Mobil Corp.	259,983	1,129,835
47,000	Hess Corp.	2,192,004	7,507,310
16,000	Marathon Petroleum Corp.	201,848	2,331,040
13,000	TotalEnergies SE, ADR	222,755	840,970
1,706	Vitesse Energy Inc.	11,197	41,951
		4,653,631	17,587,551

	Energy and Utilities: Services — 0.7%
95,000	Halliburton Co.	1,866,380	2,410,150
20,000	MDU Resources Group Inc.	216,880	338,200
11,000	Schlumberger NV	285,160	459,800
		2,368,420	3,208,150

	Energy and Utilities: Water — 0.2%
3,600	Essential Utilities Inc.	26,544	142,308
21,000	Severn Trent plc	552,900	686,578
		579,444	828,886

	Entertainment — 2.0%
20,000	Atlanta Braves Holdings Inc., Cl. A†	598,398	877,400
Shares		Cost	Market Value
14,200	Atlanta Braves Holdings Inc., Cl. C†	$522,512	$568,142
100,000	Grupo Televisa SAB, ADR	284,787	175,000
2,500	Madison Square Garden Entertainment Corp.†	35,353	81,850
4,400	Madison Square Garden Sports Corp.†	692,423	856,768
31,250	Ollamani SAB†	68,682	69,465
250,000	Paramount Global, Cl. A	4,147,948	5,687,500
10,000	Sphere Entertainment Co.†	188,768	327,200
		6,538,871	8,643,325

	Environmental Services — 0.5%
7,500	Republic Services Inc.	284,610	1,816,200
1,700	Veralto Corp.	15,775	165,665
		300,385	1,981,865

	Equipment and Supplies — 6.5%
3,600	A.O. Smith Corp.	9,592	235,296
12,200	Danaher Corp.	316,555	2,501,000
134,500	Flowserve Corp.	1,723,029	6,568,980
40,000	Graco Inc.	699,765	3,340,400
18,000	Minerals Technologies Inc.	784,926	1,144,260
113,500	Mueller Industries Inc.	1,008,946	8,641,890
9,800	Parker-Hannifin Corp.	540,181	5,956,930
200	Watts Water Technologies Inc., Cl. A	40,495	40,784
		5,123,489	28,429,540

	Financial Services — 15.9%
20,000	AllianceBernstein Holding LP	33,370	766,200
8,500	American Express Co.	129,238	2,286,925
14,500	Ameris Bancorp.	148,430	834,765
5,195	Banco Santander Chile, ADR	29,250	118,446
14,000	Bank of America Corp.	101,259	584,220
11,000	BNP Paribas SA	451,579	914,790
1,800	EXOR NV	178,716	162,617
23,500	Interactive Brokers Group Inc., Cl. A	351,325	3,891,365
6,700	Jefferies Financial Group Inc.	139,237	358,919
5,000	JPMorgan Chase & Co.	97,028	1,226,500
42,500	Julius Baer Group Ltd	1,352,004	2,915,960
54,000	Loews Corp.	2,003,958	4,963,140
6,800	M&T Bank Corp.	576,701	1,215,500
9,100	Marsh & McLennan Companies Inc.	235,419	2,220,673
3,500	Morgan Stanley	273,175	408,345
3,500	Popular Inc.	54,187	323,295
37,000	SLM Corp.	174,886	1,086,690
113,000	State Street Corp.	5,153,710	10,116,890
6,300	T. Rowe Price Group Inc.	157,957	578,781

See accompanying notes to financial statements.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
254,000	The Bank of New York Mellon Corp.	$6,189,059	$21,302,980
10,200	The Goldman Sachs Group Inc.	1,311,533	5,572,158
9,500	The PNC Financial Services Group Inc.	590,597	1,669,815
2,500	UBS Group AG	61,065	75,930
53,000	Valley National Bancorp	331,250	471,170
7,700	Webster Financial Corp.	147,404	396,935
67,000	Wells Fargo & Co.	1,789,464	4,809,930
		22,061,801	69,272,939

	Food and Beverage — 14.2%
1,000	Anheuser-Busch InBev SA/NV	15,876	61,548
178,800	Brown-Forman Corp., Cl. A	3,086,866	5,984,436
19,000	Coca-Cola Europacific Partners plc	427,500	1,653,570
10,000	Coca-Cola Femsa SAB de CV, ADR	340,563	912,900
1,000	Constellation Brands Inc., Cl. A	12,403	183,520
25,000	Danone SA	865,990	1,914,982
40,000	Davide Campari-Milano NV	175,755	234,166
49,500	Diageo plc, ADR	3,063,927	5,187,105
74,000	Fomento Economico Mexicano SAB de CV, ADR	1,802,345	7,220,920
1,000	General Mills Inc.	26,640	59,790
1,420,000	Grupo Bimbo SAB de CV, Cl. A	1,144,436	3,850,365
90,500	Heineken NV	4,329,688	7,376,510
132,000	ITO EN Ltd.	2,344,495	2,813,548
4,000	McCormick & Co. Inc.	137,120	328,200
30,500	McCormick & Co. Inc., Non-Voting	661,676	2,510,455
19,100	Mondelēz International Inc., Cl. A	344,069	1,295,935
30,500	Nestlé SA	627,215	3,079,993
158,000	Nissin Foods Holdings Co. Ltd.	1,610,890	3,216,041
21,500	PepsiCo Inc.	1,392,107	3,223,710
23,300	Pernod Ricard SA	2,253,423	2,299,231
31,200	Remy Cointreau SA	1,660,939	1,455,395
30,000	Sapporo Holdings Ltd	664,276	1,525,702
800	The Boston Beer Co. Inc., Cl. A†	236,911	191,072
40,000	The Campbell’s Company	1,326,943	1,596,800
7,000	The Coca-Cola Co.	145,880	501,340
1,000	The Hershey Co.	36,300	171,030
Shares		Cost	Market Value
44,500	The Kraft Heinz Co	$1,249,902	$1,354,135
8,400	WK Kellogg Co.	92,816	167,412
64,000	Yakult Honsha Co. Ltd.	799,840	1,217,574
		30,876,791	61,587,385

	Health Care — 4.8%
4,200	Abbott Laboratories	129,857	557,130
3,000	AbbVie Inc.	74,560	628,560
3,000	Alcon AG	100,034	284,790
75,000	Baxter International Inc.	1,657,103	2,567,250
4,400	Bio-Rad Laboratories Inc., Cl. A†	432,651	1,071,664
85,500	Bristol-Myers Squibb Co.	2,057,231	5,214,645
69,000	Demant A/S†	667,858	2,312,117
5,960	GSK plc, ADR	250,595	230,891
4,000	Haleon plc, ADR	27,891	41,160
30,700	Henry Schein Inc.†	472,791	2,102,643
16,000	Merck & Co. Inc.	283,402	1,436,160
10,000	Novartis AG, ADR	462,049	1,114,800
14,000	Perrigo Co. plc	444,008	392,560
23,000	Pfizer Inc.	425,721	582,820
41,700	Roche Holding AG, ADR	767,249	1,715,955
2,300	Zimmer Biomet Holdings Inc.	193,245	260,314
10,000	Zimvie Inc.†	86,104	108,000
		8,532,349	20,621,459

	Hotels and Gaming — 0.1%
11,500	MGM Resorts International†	138,744	340,860
3,000	Wynn Resorts Ltd.	203,684	250,500
		342,428	591,360

	Machinery — 3.6%
6,000	Caterpillar Inc.	35,181	1,978,800
41,000	CNH Industrial NV	457,045	503,480
26,200	Deere & Co.	786,765	12,296,970
1,000	Otis Worldwide Corp.	60,383	103,200
5,500	Xylem Inc.	187,459	657,030
		1,526,833	15,539,480

	Metals and Mining — 2.2%
76,500	Freeport-McMoRan Inc.	969,707	2,896,290
136,000	Newmont Corp.	3,207,852	6,566,080
		4,177,559	9,462,370

	Publishing — 0.0%
3,000	Value Line Inc.	41,976	116,010

	Real Estate Investment Trusts — 0.4%
58,000	Weyerhaeuser Co.	878,950	1,698,240

	Retail — 5.2%
12,500	Cie Financiere Richemont SA, Cl. A	420,733	2,161,043
71,200	Copart Inc.†	156,989	4,029,208

See accompanying notes to financial statements.

5

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
5,000	Costco Wholesale Corp.	$225,414	$4,728,900
70,800	CVS Health Corp.	2,388,888	4,796,700
44,300	Ingles Markets Inc., Cl. A	688,687	2,885,259
183,000	Seven & i Holdings Co. Ltd.	1,837,718	2,639,036
2,700	The Home Depot Inc.	75,123	989,523
2,700	Walmart Inc.	39,006	237,033
		5,832,558	22,466,702

	Specialty Chemicals — 0.8%
2,500	Albemarle Corp.	25,238	180,050
2,500	Ashland Inc.	58,813	148,225
2,200	FMC Corp.	57,788	92,818
32,200	H.B. Fuller Co.	664,315	1,807,064
1,800	NewMarket Corp.	6,947	1,019,610
600	Quaker Chemical Corp.	6,478	74,166
		819,579	3,321,933

	Telecommunications — 4.8%
100,000	BCE Inc.	1,908,279	2,296,000
182,000	Deutsche Telekom AG, ADR	2,417,531	6,746,740
72,000	Liberty Global Ltd., Cl. A†	738,824	828,720
14,000	Orange SA, ADR	160,021	181,020
10,000	Sunrise Communications AG, Cl. A†	437,741	482,650
70,000	Telefonica SA, ADR	293,673	326,200
150,000	Telephone and Data Systems Inc.	1,659,583	5,811,000
Shares		Cost	Market Value
94,000	TELUS Corp.	$713,431	$1,347,960
61,000	Verizon Communications Inc.	1,938,200	2,766,960
		10,267,283	20,787,250

	Transportation — 3.0%
83,000	GATX Corp.	2,687,341	12,887,410

	Wireless Communications — 0.2%
55,000	BT Group plc, Cl. A	143,684	117,830
22,000	Telesat Corp.†	187,713	414,260
20,000	Turkcell Iletisim Hizmetleri A/S, ADR	91,562	124,400
4,000	United States Cellular Corp.†	92,571	276,600
		515,530	933,090
	TOTAL COMMON STOCKS	142,360,677	433,233,825

	TOTAL INVESTMENTS — 99.7%	$142,360,677	433,233,825

	Other Assets and Liabilities (Net) — 0.3%		1,414,949

	NET ASSETS — 100.0%		$434,648,774

†	Non-income producing security.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

6

The Gabelli Equity Income Fund

Statement of Assets and Liabilities March 31, 2025 (Unaudited)
Assets:
Investments, at value (cost $142,360,677)	$433,233,825
Cash	14,943
Foreign currency, at value (cost $8,769)	8,808
Receivable for investments sold	1,375,834
Receivable for Fund shares sold	223,808
Dividends receivable	1,440,822
Prepaid expenses	85,295
Total Assets	436,383,335
Liabilities:
Line of credit payable	735,000
Payable for Fund shares redeemed	349,037
Payable for investment advisory fees	374,419
Payable for distribution fees	70,718
Payable for accounting fees	7,500
Payable for shareholder services fees	113,876
Other accrued expenses	84,011
Total Liabilities	1,734,561
Net Assets
(applicable to 68,934,045 shares outstanding)	$434,648,774
Net Assets Consist of:
Paid-in capital	$154,413,909
Total distributable earnings	280,234,865
Net Assets	$434,648,774
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($171,971,425 ÷ 28,976,098 shares outstanding; 150,000,000 shares authorized)	$5.93
Class A:
Net Asset Value and redemption price per share ($113,524,212 ÷ 19,583,695 shares outstanding; 50,000,000 shares authorized)	$5.80
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$6.15
Class C:
Net Asset Value and offering price per share ($10,783,071 ÷ 1,502,769 shares outstanding; 50,000,000 shares authorized)	$7.18	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($138,370,066 ÷ 18,871,483 shares outstanding; 50,000,000 shares authorized)	$7.33

(a)	Redemption price varies based on the length of time held.
Statement of Operations For the six months ended March 31, 2025 (Unaudited)
Investment Income:
Dividends (net of foreign withholding taxes of $91,013)	$4,377,086
Interest	(20,076)
Total Investment Income	4,357,010
Expenses:
Investment advisory fees	2,305,091
Distribution fees - Class AAA	228,557
Distribution fees - Class A	149,239
Distribution fees - Class C	57,149
Shareholder services fees	180,480
Shareholder communications expenses	62,337
Legal and audit fees	44,339
Custodian fees	31,148
Registration expenses	30,916
Accounting fees	22,500
Directors’ fees	14,223
Interest expense	131
Miscellaneous expenses	26,849
Total Expenses	3,152,959
Less:
Expenses paid indirectly by broker (See Note 6)	(4,719)
Net Expenses	3,148,240
Net Investment Income	1,208,770
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	33,436,198
Net realized loss on foreign currency transactions	(4,002)
Net realized gain on investments and foreign currency transactions	33,432,196
Net change in unrealized appreciation/depreciation:
on investments	(38,574,444)
on foreign currency translations	(10,458)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(38,584,902)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(5,152,706)
Net Decrease in Net Assets Resulting from Operations	$(3,943,936)

See accompanying notes to financial statements.

7

The Gabelli Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

Operations:
Net investment income	$1,208,770	$4,002,372
Net realized gain on investments and foreign currency transactions	33,432,196	61,358,709
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(38,584,902)	23,948,561
Net Increase/(Decrease) in Net Assets Resulting from Operations	(3,943,936)	89,309,642

Distributions to Shareholders:
Accumulated earnings
Class AAA	(17,230,286)	(28,668,097)
Class A	(11,532,383)	(16,654,021)
Class C	(901,075)	(640,197)
Class C1*	—	(5,137,841)
Class I	(11,402,639)	(14,166,260)
	(41,066,383)	(65,266,416)
Return of capital
Class AAA	—	(28,340,476)
Class A	—	(17,923,631)
Class C	—	(1,672,009)
Class C1*	—	(245,797)
Class I	—	(21,363,202)
	—	(69,545,115)
Total Distributions to Shareholders	(41,066,383)	(134,811,531)

Capital Share Transactions:
Class AAA	(2,688,805)	(14,758,999)
Class A	4,152,521	19,806,469
Class C	(402,760)	12,897,516
Class C1*	—	(17,669,929)
Class I	(5,098,854)	31,455,787
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(4,037,898)	31,730,844

Redemption Fees	1,664	257

Net Decrease in Net Assets	(49,046,553)	(13,770,788)
Net Assets:
Beginning of year	483,695,327	497,466,115
End of period	$434,648,774	$483,695,327

*	On May 29, 2024, Class C1 Shares converted into Class C Shares. See Note 8.

See accompanying notes to financial statements.

8

The Gabelli Equity Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2025(e)	$6.59	$0.01		$(0.07)	$(0.06)	$(0.60)*	$—	$—	$(0.60)	$0.00	$5.93	(1.04)%	$171,972	0.46	%(f)	1.43	%(f)	0	%(g)
2024	7.29	0.06		1.25	1.31	(0.06)	(0.90)	(1.05)	(2.01)	0.00	6.59	19.64	193,593	0.77		1.43		1
2023	8.09	0.08		0.91	0.99	(0.08)	(0.67)	(1.04)	(1.79)	0.00	7.29	11.92	227,248	0.89		1.43		5
2022	10.85	0.06		(1.01)	(0.95)	(0.06)	(0.78)	(0.97)	(1.81)	0.00	8.09	(10.08)	230,926	0.56		1.42		1
2021	10.04	0.07		3.00	3.07	(0.08)	(1.24)	(0.94)	(2.26)	0.00	10.85	31.32	297,369	0.64		1.42		1
2020	13.61	0.10	(h)	(0.02)	0.08	(0.11)	(2.39)	(1.15)	(3.65)	0.00	10.04	0.93	272,980	0.75	(h)	1.45		0	(g)
Class A
2025(e)	$6.45	$0.01		$(0.06)	$(0.05)	$(0.60)*	$—	$—	$(0.60)	$0.00	$5.80	(0.89)%	$113,524	0.46	%(f)	1.43	%(f)	0	%(g)
2024	7.16	0.06		1.22	1.28	(0.06)	(0.89)	(1.04)	(1.99)	0.00	6.45	19.52	121,992	0.77		1.43		1
2023	7.96	0.07		0.91	0.98	(0.08)	(0.67)	(1.03)	(1.78)	0.00	7.16	11.94	114,513	0.90		1.43		5
2022	10.69	0.06		(0.99)	(0.93)	(0.06)	(0.77)	(0.97)	(1.80)	0.00	7.96	(10.05)	95,186	0.57		1.42		1
2021	9.92	0.08		2.95	3.03	(0.08)	(1.24)	(0.94)	(2.26)	0.00	10.69	31.31	98,631	0.65		1.42		1
2020	13.49	0.10	(h)	(0.02)	0.08	(0.11)	(2.39)	(1.15)	(3.65)	0.00	9.92	0.95	69,201	0.75	(h)	1.45		0	(g)
Class C
2025(e)	$7.87	$(0.01)		$(0.08)	$(0.09)	$(0.60)*	$—	$—	$(0.60)	$0.00	$7.18	(1.25)%	$10,783	(0.29	)%(f)	2.18	%(f)	0	%(g)
2024	8.58	0.01		1.49	1.50	(0.01)	(0.83)	(1.37)	(2.21)	0.00	7.87	19.18	12,226	0.10		2.18		1
2023(i)	9.52	0.01		0.16	0.17	(0.07)	(0.55)	(0.49)	(1.11)	0.00	8.58	1.67	608	0.24		2.29		5
Class C1*
2023	$3.41	$0.00	(b)	$0.42	$0.42	$(0.07)	$(0.67)	$(0.60)	$(1.34)	$0.00	$2.49	11.34%	$21,071	0.13%		2.18%		5%
2022	5.24	(0.01)		(0.42)	(0.43)	(0.04)	(0.78)	(0.58)	(1.40)	0.00	3.41	(10.84)	31,620	(0.21)		2.17		1
2021	5.81	(0.01)		1.70	1.69	(0.05)	(1.24)	(0.97)	(2.26)	0.00	5.24	30.29	51,140	(0.12)		2.17		1
2020	9.48	0.00	(b)(h)	(0.02)	(0.02)	(0.06)	(2.39)	(1.20)	(3.65)	0.00	5.81	0.27	53,605	0.00	(h)(j)	2.20		0	(g)
Class I
2025(e)	$7.99	$0.03		$(0.09)	$(0.06)	$(0.60)*	$—	$—	$(0.60)	$0.00	$7.33	(0.85)%	$138,370	0.71	%(f)	1.18	%(f)	0	%(g)
2024	8.61	0.09		1.51	1.60	(0.08)	(0.88)	(1.26)	(2.22)	0.00	7.99	19.85	155,884	1.01		1.18		1
2023	9.36	0.12		1.04	1.16	(0.09)	(0.67)	(1.15)	(1.91)	0.00	8.61	12.19	134,026	1.14		1.18		5
2022	12.35	0.10		(1.17)	(1.07)	(0.08)	(0.77)	(1.06)	(1.92)	0.00	9.36	(9.81)	128,315	0.81		1.17		1
2021	11.15	0.12		3.34	3.46	(0.11)	(1.24)	(0.91)	(2.26)	0.00	12.35	31.71	134,073	0.89		1.17		1
2020	14.68	0.14	(h)	(0.02)	0.12	(0.14)	(2.39)	(1.12)	(3.65)	0.00	11.15	1.14	130,903	1.00	(h)	1.20		0	(g)

*	On May 29, 2024, Class C1 Shares converted into Class C Shares. See Note 8.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(d)	The Fund incurred interest expense during the six months ended March 31, 2025, 1.43%, (Class AAA and Class A), 1.18%, (Class I) and 2.18%, (Class C), For the fiscal years ended September 30, 2024, 2023, 2022, 2021, and 2020. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been, 1.42%, 1.42%, 1.41%, 1.41%, and 1.42%, (Class AAA and Class A), 2.17%, 2.16%, 2.16%, and 2.17%, (Class C1), 1.17%, 1.17%, 1.16%, 1.16%, 1.17% (Class I), and 2.17%, and 2.29% (Class C), respectively.
(e)	For the six months ended March 31, 2025, unaudited.
(f)	Annualized.
(g)	Amount represents less than 0.5%.
(h)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amounts would have been $0.09 (Class AAA and Class A), $(0.01) (Class C), and $0.13 (Class I), respectively, and the net investment income (loss) ratio would have been 0.68% (Class AAA and Class A), (0.07)% (Class C), and 0.93% (Class I), respectively.
(i)	Class C commenced on June 1, 2023.
(j)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

9

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Income Fund (the Fund), a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

10

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Total Market Value at 03/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$433,233,825	$433,233,825
TOTAL INVESTMENTS SECURITIES – ASSETS	$433,233,825	$433,233,825

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

11

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Fund enters into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2025, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly

12

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2025, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

13

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the fiscal year ended September 30, 2024 was as follows:

Distributions paid from:
Ordinary income	$4,497,175
Net long term capital gains	60,769,241
Return of capital	69,545,115
Total distributions paid.	$134,811,531

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$144,314,746	$291,639,600	$(2,720,521)	$288,919,079

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2025, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

4.  Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

14

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

5.  Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2025, other than short term securities and U.S. Government obligations, aggregated $735,025 and $44,896,440, respectively.

6.  Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2025, the Fund paid $5,841 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $45,238 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $4,719.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2025, the Fund accrued $22,500, in connection with the cost of computing the Fund’s NAV.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7.  Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At March 31, 2025, there was $735,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 116 days of borrowings during the six months ended March 31, 2025 was $1,377,690 with a weighted average interest rate of 5.76%. The maximum amount borrowed at any time during the six months ended March 31, 2025 was $4,508,000.

8.  Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. On March 13, 2023, Class C shares were renamed Class C1 shares, and effective March 15 through May 30, 2023, the Fund temporarily reopened its Class C1 shares to purchases by new investors. After May 30, 2023, neither new nor existing shareholders may purchase additional C1 shares. Class C shares were issued beginning May 30, 2023. These changes have no effect on existing Class C1 shareholders’ ability to redeem these shares. Class AAA and Class I shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. On May 29, 2024 shareholders owning Class C1 shares had their Class C1 shares converted to Class C shares of the fund equal to the aggregate value of each shareholder’s Class C1 shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds

15

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2025 and the fiscal year ended September 30, 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	737,532	$4,697,392	1,510,162	$11,079,749
Shares issued upon reinvestment of distributions	2,684,692	16,809,767	7,937,941	55,430,150
Shares redeemed	(3,820,134)	(24,195,964)	(11,225,929)	(81,268,898)
Net decrease	(397,910)	$(2,688,805)	(1,777,826)	$(14,758,999)
Class A
Shares sold	2,104,431	$13,072,997	4,808,239	$34,911,262
Shares issued upon reinvestment of distributions	1,819,792	11,137,499	4,886,202	33,335,255
Shares redeemed	(3,250,253)	(20,057,975)	(6,780,523)	(48,440,048)
Net increase	673,970	$4,152,521	2,913,918	$19,806,469
Class C
Shares sold	122,957	$918,610	236,296	$2,092,438
Shares issued upon reinvestment of distributions	119,531	900,376	285,263	2,310,279
Shares redeemed	(292,878)	(2,221,746)	(506,929)	(4,387,777)
Shares issued from conversion	—	—	1,467,665	12,882,576
Net increase/(decrease)	(50,390)	$(402,760)	1,482,295	$12,897,516
Class C1*
Shares sold	—	—	35,904	$81,023
Shares issued upon reinvestment of distributions	—	—	2,347,461	5,258,223
Shares redeemed	—	—	(4,503,878)	(10,126,599)
Shares converted and exchanged	—	—	(6,350,620)	(12,882,576)
Net decrease	—	—	(8,471,133)	$(17,669,929)
Class I
Shares sold	1,693,662	$13,075,705	6,454,026	$55,775,646
Shares issued upon reinvestment of distributions	1,349,380	10,355,942	3,879,962	32,236,852
Shares redeemed	(3,676,709)	(28,530,501)	(6,393,684)	(56,556,711)
Net increase/(decrease)	(633,667)	$(5,098,854)	3,940,304	$31,455,787

* On May 29, 2024, Class C1 Shares converted into Class C Shares. See Note 8.

9.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

16

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

10.  Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

17

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

This page was intentionally left blank.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Former Senior Lecturer,
Princeton University

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q125SR

GABELLI FUNDS

THE GABELLI EQUITY INCOME FUND

Semiannual Report
March 31, 2025

The Gabelli Global Financial Services Fund Semiannual Report — March 31, 2025	Ian Lapey Portfolio Manager BA, Williams College MS, Northeastern University MBA, New York University

To Our Shareholders,

For the six months ended March 31, 2025, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Financial Services Fund (the Fund) was 8.3% compared with a total return of 10.6% for the Morgan Stanley Capital International (MSCI) World Financials Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2025:

The Gabelli Global Financial Services Fund

Banks	25.5%	Institutional Brokerage	4.8%
Diversified Banks	14.1%	Homebuilders	4.7%
Insurance	11.8%	Reinsurance	2.9%
Investment Management	8.5%	Energy and Utilities	2.3%
U.S. Government Obligations	6.4%	Institutional Banking	1.8%
Institutional Trust, Fiduciary, and Custody	6.2%	Other Assets and Liabilities (Net)	0.2%
Automobiles	5.8%		100.0%
Consumer Finance	5.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Global Financial Services Fund

Schedule of Investments — March 31, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 93.4%
	Automobiles — 5.8%
29,599	Daimler Truck Holding AG	$930,616	$1,188,040
10,100	Mercedes-Benz Group AG	549,770	591,816
6,905	Toyota Motor Corp., ADR	1,011,048	1,218,940
		2,491,434	2,998,796

	Banks — 25.5%
82,500	Banco Bilbao Vizcaya Argentaria SA	435,552	1,119,105
82,000	Commerzbank AG	475,767	1,859,339
1,082,500	Dah Sing Banking Group Ltd.	867,155	1,192,198
367,300	Dah Sing Financial Holdings Ltd.	886,052	1,371,218
1,016	First Citizens BancShares Inc., Cl. A	381,559	1,883,786
43,996	Flushing Financial Corp.	568,432	558,749
36,500	ING Groep NV	311,739	710,019
44,900	Japan Post Bank Co. Ltd.	452,399	450,826
21,500	Shinhan Financial Group Co. Ltd., ADR	629,989	689,720
21,327	Southern First Bancshares Inc.†	635,867	702,085
10,050	Texas Capital Bancshares Inc.†	596,731	750,735
54,005	TrustCo Bank Corp. NY	1,614,999	1,646,072
6,700	Webster Financial Corp	192,559	345,385
		8,048,800	13,279,237

	Consumer Finance — 5.0%
20,680	Ally Financial Inc.	511,120	754,200
10,310	Capital One Financial Corp.	919,647	1,848,583
		1,430,767	2,602,783

	Diversified Banks — 14.1%
101,000	Barclays plc	176,241	375,483
15,050	Citigroup Inc.	670,751	1,068,400
45,170	Credit Agricole SA	495,899	819,330
19,717	Hana Financial Group Inc.	605,123	798,053
169,785	NatWest Group plc	393,522	990,887
11,360	Societe Generale SA	241,448	508,417
111,200	Standard Chartered plc	733,968	1,636,807
20,700	UniCredit SpA	270,951	1,153,391
		3,587,903	7,350,768

	Energy and Utilities — 2.3%
49,022	Vitesse Energy Inc.	777,561	1,205,451

	Homebuilders — 4.7%
3,400	Cavco Industries Inc.†	577,022	1,766,742
26,163	Legacy Housing Corp.†	381,444	659,831
		958,466	2,426,573
Shares		Cost	Market Value
	Institutional Banking — 1.8%
16,350	Moelis & Co., Cl. A	$554,461	$954,186

	Institutional Brokerage — 4.8%
118,500	Daiwa Securities Group Inc.	588,107	785,154
93,200	Ichiyoshi Securities Co. Ltd.	460,050	468,517
23,310	Jefferies Financial Group Inc.	425,633	1,248,717
		1,473,790	2,502,388

	Institutional Trust, Fiduciary, and Custody — 6.2%
14,180	State Street Corp.	849,827	1,269,535
23,300	The Bank of New York Mellon Corp.	994,781	1,954,171
		1,844,608	3,223,706

	Insurance — 11.8%
145,618	Aegon Ltd.	569,173	952,613
1,747	E-L Financial Corp. Ltd.	1,303,234	1,545,416
30,795	First American Financial Corp.	1,715,895	2,021,076
85,104	HG Holdings Inc.†	640,241	394,882
21,555	NN Group NV	857,793	1,195,205
		5,086,336	6,109,192

	Investment Management — 8.5%
10,791	Diamond Hill Investment Group Inc.	1,659,037	1,541,386
17,950	Janus Henderson Group plc	491,616	648,893
56,913	The Westaim Corp.†	752,788	1,246,189
61,463	Westwood Holdings Group Inc.	682,558	995,701
		3,585,999	4,432,169
	Reinsurance — 2.9%
15,050	Axis Capital Holdings Ltd.	750,748	1,508,612

	TOTAL COMMON STOCKS	30,590,873	48,593,861

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 6.4%
$3,370,000	U.S. Treasury Bills, 4.232% to 4.271%††, 05/01/25 to 06/26/25	3,345,504	3,345,505

	TOTAL INVESTMENTS — 99.8%	$33,936,377	51,939,366

	Other Assets and Liabilities (Net) — 0.2%		129,213

	NET ASSETS — 100.0%		$52,068,579

See accompanying notes to financial statements.

3

The Gabelli Global Financial Services Fund

Schedule of Investments (Continued) — March 31, 2025 (Unaudited)

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR    American Depositary Receipt

See accompanying notes to financial statements.

4

The Gabelli Global Financial Services Fund

Statement of Assets and Liabilities

March 31, 2025 (Unaudited)

Assets:
Investments, at value (cost $33,936,377)	$51,939,366
Cash	3,398
Receivable for Fund shares sold	40,101
Receivable from Adviser	14,341
Dividends and interest receivable	214,788
Prepaid expenses	57,814
Total Assets	52,269,808
Liabilities:
Payable for investments purchased	113,383
Payable for investment advisory fees	44,288
Payable for accounting fees	7,500
Payable for distribution fees	548
Payable for legal and audit fees	24,788
Other accrued expenses	10,722
Total Liabilities	201,229
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 3,176,133 shares outstanding)	$52,068,579
Net Assets Consist of:
Paid-in capital	$34,243,077
Total distributable earnings	17,825,502
Net Assets	$52,068,579

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,521,710 ÷ 153,789 shares outstanding; 120,000,000 shares authorized)	$16.40
Class A:
Net Asset Value and redemption price per share ($24,078 ÷ 1,455 shares outstanding; 60,000,000 shares authorized)	$16.55
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price).	$17.56
Class C:
Net Asset Value and offering price per share ($1,785 ÷ 109.66 shares outstanding; 20,000,000 shares authorized)	$16.28	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($49,521,006 ÷ 3,020,779 shares outstanding; 150,000,000 shares authorized)	$16.39

(a)	Redemption price varies based on the length of time held.
Statement of Operations

For the Six Months Ended March 31, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $46,032)	$646,633
Interest	53,083
Total Investment Income	699,716
Expenses:
Investment advisory fees	240,373
Distribution fees - Class AAA	2,956
Distribution fees - Class A	26
Distribution fees - Class C	9
Registration expenses.	29,082
Legal and audit fees	25,213
Shareholder communications expenses	12,458
Custodian fees	9,731
Accounting fees	7,500
Shareholder services fees	6,467
Directors’ fees	1,407
Miscellaneous expenses	1,865
Total Expenses	337,087
Less:
Expense reimbursements (See Note 3)	(92,804)
Expenses paid indirectly by broker (See Note 6)	(919)
Total Credits and Reimbursements	(93,723)
Net Expenses	243,364
Net Investment Income	456,352
Net Realized and Unrealized Gain/(Loss) on
Investments and Foreign Currency:
Net realized gain on investments	215,766
Net realized loss on foreign currency transactions	(3,303)
Net realized gain on investments and foreign currency transactions	212,463
Net change in unrealized appreciation/depreciation:
on investments	3,045,268
on foreign currency translations	(1,157)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,044,111
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	3,256,574
Net Increase in Net Assets Resulting from Operations	$3,712,926

See accompanying notes to financial statements.

5

The Gabelli Global Financial Services Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

Operations:
Net investment income	$456,352	$1,121,027
Net realized gain/(loss) on investments and foreign currency transactions	212,463	(338,430)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	3,044,111	11,138,631
Net Increase in Net Assets Resulting from Operations	3,712,926	11,921,228

Distributions to Shareholders:
Accumulated earnings
Class AAA	(48,907)	(17,033)
Class A	(408)	(137)
Class C	(26)	(24)
Class I	(1,053,714)	(815,347)
Total Distributions to Shareholders	(1,103,055)	(832,541)

Capital Share Transactions:
Class AAA	232,193	1,134,515
Class A	7,578	7,687
Class C	26	24
Class I	5,025,718	3,735,397
Net Increase in Net Assets from Capital Share Transactions	5,265,515	4,877,623

Redemption Fees	73	482

Net Increase in Net Assets	7,875,459	15,966,792
Net Assets:
Beginning of year	44,193,120	28,226,328
End of period	$52,068,579	$44,193,120

See accompanying notes to financial statements.

6

The Gabelli Global Financial Services Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)(c)		Portfolio Turnover Rate
Class AAA
2025(d)	$15.47	$0.14		$1.14	$1.28	$(0.35)	$(0.35)	$0.00	(e)	$16.40	8.29%	$2,522	1.67	%(f)	1.64	%(f)	1.25	%(f)	3%
2024	11.43	0.41		3.94	4.35	(0.31)	(0.31)	0.00	(e)	15.47	38.95	2,162	3.05		1.71		1.25		9
2023	9.28	0.28		2.14	2.42	(0.27)	(0.27)	—		11.43	26.47	577	2.57		1.91		1.25		21
2022	11.80	0.27	(g)	(2.56)	(2.29)	(0.23)	(0.23)	—		9.28	(19.79)	339	2.39	(g)	1.88		1.27	(h)	26
2021	7.08	0.33		4.52	4.85	(0.13)	(0.13)	—		11.80	69.04	564	2.99		2.04		1.25		19
2020	9.09	0.11		(1.90)	(1.79)	(0.22)	(0.22)	0.00	(e)	7.08	(20.33)	47	1.34		2.51		1.25		18
Class A
2025(d)	$15.63	$0.14		$1.14	$1.28	$(0.36)	$(0.36)	$0.00	(e)	$16.55	8.20%	$24	1.73	%(f)	1.64	%(f)	1.25	%(f)	3%
2024	11.50	0.37		4.03	4.40	(0.27)	(0.27)	0.00	(e)	15.63	39.09	15	2.76		1.71		1.25		9
2023	9.34	0.27		2.17	2.44	(0.28)	(0.28)	—		11.50	26.44	6	2.51		1.91		1.25		21
2022	11.86	0.27	(g)	(2.57)	(2.30)	(0.22)	(0.22)	—		9.34	(19.75)	15	2.34	(g)	1.88		1.27	(h)	26
2021	7.08	0.32		4.54	4.86	(0.08)	(0.08)	—		11.86	69.07	33	2.94		2.04		1.25		19
2020	9.10	0.16		(1.94)	(1.78)	(0.24)	(0.24)	0.00	(e)	7.08	(20.24)	8	2.12		2.51		1.25		18
Class C
2025(d)	$15.31	$0.07		$1.14	$1.21	$(0.24)	$(0.24)	$—		$16.28	7.91%	$2	0.91	%(f)	2.39	%(f)	1.97	%(f)	3%
2024	11.32	0.27		3.95	4.22	(0.23)	(0.23)	0.00	(e)	15.31	37.93	2	2.05		2.46		2.00		9
2023	9.19	0.19		2.13	2.32	(0.19)	(0.19)	—		11.32	25.48	1	1.72		2.66		2.00		21
2022	11.68	0.29	(g)	(2.64)	(2.35)	(0.14)	(0.14)	—		9.19	(20.35)	1	2.62	(g)	2.63		2.02	(h)	26
2021	7.03	0.18		4.55	4.73	(0.08)	(0.08)	—		11.68	67.59	1	1.77		2.79		2.00		19
2020	9.05	0.06		(1.91)	(1.85)	(0.17)	(0.17)	0.00	(e)	7.03	(20.97)	1	0.76		3.26		2.00		18
Class I
2025(d)	$15.48	$0.16		$1.14	$1.30	$(0.39)	$(0.39)	$0.00	(e)	$16.39	8.38%	$49,521	1.91	%(f)	1.39	%(f)	1.00	%(f)	3%
2024	11.44	0.41		3.97	4.38	(0.34)	(0.34)	0.00	(e)	15.48	39.25	42,014	3.09		1.46		1.00		9
2023	9.29	0.30		2.16	2.46	(0.31)	(0.31)	0.00	(e)	11.44	26.82	27,642	2.77		1.66		1.00		21
2022	11.80	0.31	(g)	(2.57)	(2.26)	(0.25)	(0.25)	—		9.29	(19.57)	21,128	2.76	(g)	1.63		1.02	(h)	26
2021	7.08	0.29		4.58	4.87	(0.15)	(0.15)	—		11.80	69.45	24,221	2.79		1.79		1.00		19
2020	9.11	0.14		(1.91)	(1.77)	(0.26)	(0.26)	0.00	(e)	7.08	(20.17)	13,445	1.84		2.26		1.00		18

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the fiscal years ended September 30, 2023, 2022, 2021, and 2020, if credits had not been received, the expense ratios would have been 1.26%, 1.28%, 1.26%, and 1.26% (Class AAA and Class A), 2.01%, 2.02%, 2.01%, and 2.01% (Class C), and 1.01%, 1.03%, 1.01%, and 1.01% (Class I), respectively. For the six months ended March 31, 2025 and the fiscal year ended September 30, 2024, there was no material impact to the expense ratios.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $92,804, $166,565, $174,121, $149,730, $165,217, and $174,126 for the six months ended March 31, 2025 and the fiscal years ended September 30, 2024, 2023, 2022, 2021, and 2020, respectively.
(d)	For the six months ended March 31, 2025, unaudited.
(e)	Amount represents less than $0.005 per share.
(f)	Annualized.
(g)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.21 (Class AAA and Class A), $0.23 (Class C), and $0.25 (Class I), and the net investment income ratios would have been 1.88% (Class AAA), 1.84% (Class A), 2.12% (Class C), and 2.25% (Class I) for the fiscal year ended September 30, 2022.
(h)	The Fund incurred tax expense for the fiscal year ended September 30, 2022. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.25% (Class AAA and Class A), 2.00% (Class C), and 1.00% (Class I).

See accompanying notes to financial statements.

7

The Gabelli Global Financial Services Fund
Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli Global Financial Services Fund (the Fund), a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide capital appreciation. The Fund commenced investment operations on October 1, 2018.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

8

The Gabelli Global Financial Services Fund
Notes to Financial Statements (Unaudited) (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1— unadjusted quoted prices in active markets for identical securities;

●	Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3— significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs(a)	Total Market Value at 03/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (b)	$48,593,861	—	$48,593,861
U.S. Government Obligations	—	$3,345,505	3,345,505
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$48,593,861	$3,345,505	$51,939,366

(a)	Per pricing procedures approved by the Board, the Level 2 securities used mean prices as there was no trading volume on the valuation date.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current

9

The Gabelli Global Financial Services Fund
Notes to Financial Statements (Unaudited) (Continued)

analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2025, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and

10

The Gabelli Global Financial Services Fund
Notes to Financial Statements (Unaudited) (Continued)

discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended September 30, 2024 was as follows:

Distributions paid from:
Ordinary income	$832,541
Total distributions paid	$832,541

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund had a short term capital loss carryforward with no expiration of $253,831 and a long term capital loss carryforward with no expiration of $455,588.

11

The Gabelli Global Financial Services Fund
Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$33,950,721	$18,377,276	$(388,631)	$17,988,645

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2025, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 1.25%, 1.25%, 2.00%, and 1.00% for Class AAA, Class A, Class C, and Class I shares, respectively. This arrangement is in effect through January 31, 2026. For the six months ended March 31, 2025, the Adviser reimbursed the Fund in the amount of $92,804. In addition, the Fund has also agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayments, such adjusted annualized total operating expenses of the Fund would not exceed the foregoing expense limitations of the value of the Fund’s average daily net assets for Class AAA, Class A, Class C, and Class I Shares. At March 31, 2025, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $433,490:

For the fiscal year ended September 30, 2023, expiring September 30, 2025	$174,121
For the fiscal year ended September 30, 2024, expiring September 30, 2026	166,565
For the six months ended March 31, 2025, expiring September 30, 2027	92,804
$433,490

4.  Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

12

The Gabelli Global Financial Services Fund
Notes to Financial Statements (Unaudited) (Continued)

5.  Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2025, other than short term securities and U.S. Government obligations, aggregated $4,500,800 and $1,524,955, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2025, the Fund paid $906 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the six months ended March 31, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $919.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended March 31, 2025, the Fund accrued $7,500 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7.  Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2025, there were no borrowings outstanding under the line of credit.

8.  Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2025 and the fiscal year ended September 30, 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

13

The Gabelli Global Financial Services Fund
Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	23,366	$384,485	134,942	$1,745,685
Shares issued upon reinvestment of distributions	2,990	48,761	1,455	16,911
Shares redeemed	(12,267)	(201,053)	(47,221)	(628,081)
Net increase	14,089	$232,193	89,176	$1,134,515
Class A
Shares sold	453	$7,297	1,044	$14,325
Shares issued upon reinvestment of distributions	25	408	12	137
Shares redeemed	(8)	(127)	(549)	(6,775)
Net increase	470	$7,578	507	$7,687
Class C
Shares issued upon reinvestment of distributions	2	$26	2	$24
Net increase	2	$26	2	$24
Class I
Shares sold	256,052	$4,187,777	255,224	$3,334,197
Shares issued upon reinvestment of distributions	64,423	1,049,456	69,967	811,618
Shares redeemed	(13,033)	(211,515)	(28,659)	(410,418)
Net increase	307,442	$5,025,718	296,532	$3,735,397

9.  Significant Shareholder. As of March 31, 2025, 82.7% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11.  Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with

14

The Gabelli Global Financial Services Fund
Notes to Financial Statements (Unaudited) (Continued)

that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group, Inc.

Elizabeth C. Bogan
Former Senior Lecturer,
Princeton University

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Financial Services Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB3630Q125SR

GABELLI FUNDS

THE GABELLI GLOBAL FINANCIAL SERVICES FUND

Semiannual Report
March 31, 2025

The Gabelli Focused Growth and Income Fund Semiannual Report — March 31, 2025
Daniel M. Miller Portfolio Manager GAMCO Investors BS, University of Miami

To Our Shareholders,

For the six months ended March 31, 2025, the net asset value (NAV) total return per Class I Share of The Gabelli Focused Growth and Income Fund (the Fund) was 3.1% compared with a total return of (5.8)% for the Standard & Poor’s (S&P) Midcap 400. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2025:

The Gabelli Focused Growth and Income Fund

Energy and Utilities	31.7%	Metals and Mining	2.2%
Real Estate Investment Trusts	24.0%	Diversified Industrial	1.6%
Telecommunications	10.9%	Building and Construction	1.6%
Financial Services	6.8%	Computer Software and Services	1.2%
Food and Beverage	5.5%	Specialty Chemicals	0.5%
Automotive: Parts and Accessories	5.0%	U.S. Government Obligations	0.2%
Health Care	4.3%	Other Assets and Liabilities (Net)	0.4%
Retail	4.1%		100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Focused Growth and Income Fund

Schedule of Investments — March 31, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 91.5%
	Automotive: Parts and Accessories — 5.0%
154,167	Dana Inc.	$1,358,190	$2,055,046
32,500	Stellantis NV	408,951	364,325
		1,767,141	2,419,371

	Building and Construction — 1.6%
5,750	Herc Holdings Inc.	109,415	772,053

	Computer Software and Services — 1.2%
3,750	Alphabet Inc., Cl. C	111,224	585,862

	Energy and Utilities — 31.7%
220,000	Energy Transfer LP	1,721,662	4,089,800
107,500	Enterprise Products Partners LP	1,522,702	3,670,050
100,000	Kimbell Royalty Partners LP	1,421,632	1,400,000
65,000	Kinder Morgan Inc.	620,320	1,854,450
72,436	New Fortress Energy Inc.	1,303,653	601,943
27,500	TXNM Energy Inc.	998,626	1,470,700
237,762	XPLR Infrastructure LP	4,279,881	2,258,739
		11,868,476	15,345,682

	Financial Services — 5.4%
14,000	Apollo Global Management Inc.	384,246	1,917,160
6,000	Morgan Stanley	227,560	700,020
		611,806	2,617,180

	Food and Beverage — 5.5%
117,500	Maple Leaf Foods Inc.	1,894,990	2,046,993
7,500	Mondelēz International Inc., Cl. A	306,886	508,875
1,000	Post Holdings Inc.†	22,462	116,360
		2,224,338	2,672,228

	Health Care — 4.3%
2,000	AbbVie Inc.	204,590	419,040
27,000	Option Care Health Inc.†	147,593	943,650
27,500	Pfizer Inc.	713,576	696,850
		1,065,759	2,059,540

	Metals and Mining — 2.2%
22,500	Newmont Corp.	792,392	1,086,300

	Real Estate Investment Trusts — 23.2%
135,000	Blackstone Mortgage Trust Inc., Cl. A	2,293,992	2,700,000
266,644	Franklin BSP Realty Trust Inc.	3,437,120	3,397,045
6,000	Simon Property Group Inc.	675,636	996,480
127,500	VICI Properties Inc.	2,292,486	4,159,050
		8,699,234	11,252,575
Shares		Cost	Market Value
	Specialty Chemicals — 0.5%
3,000	International Flavors & Fragrances Inc.	$188,945	$232,830

	Telecommunications — 10.9%
137,000	AT&T Inc.	2,117,744	3,874,360
70,000	ATN International Inc.	1,260,492	1,421,700
4,000	GCI Liberty Inc., Escrow†(a)	0	0
		3,378,236	5,296,060
	TOTAL COMMON STOCKS	30,816,966	44,339,681

	PREFERRED STOCKS — 7.9%
	Diversified Industrial — 1.6%
8,435	Babcock & Wilcox Enterprises Inc., 8.125%, 02/28/26	147,411	178,400
25,018	Steel Partners Holdings LP, Ser. A, 6.000%, 02/07/26	500,277	606,687
		647,688	785,087

	Financial Services — 1.4%
18,819	Compass Diversified Holdings, Ser. A, 7.250%	424,071	416,465
5,527	DigitalBridge Group Inc., Ser. H, 7.125%	133,058	131,874
19,000	Greenidge Generation Holdings Inc., 8.500%, 10/31/26	87,718	126,920
		644,847	675,259

	Real Estate Investment Trusts — 0.8%
16,288	Chimera Investment Corp., Ser. A, 8.000%	346,826	358,173

	Retail — 4.1%
77,008	QVC Group Inc., 8.000%, 03/15/31	3,019,967	1,987,576

	TOTAL PREFERRED STOCKS	4,659,328	3,806,095

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$80,000	U.S. Treasury Bill, 4.227%††, 06/20/25	79,256	79,255

	TOTAL INVESTMENTS — 99.6%	$35,555,550	48,225,031

	Other Assets and Liabilities (Net) — 0.4%		202,208

	NET ASSETS — 100.0%		$48,427,239

See accompanying notes to financial statements.

3

The Gabelli Focused Growth and Income Fund

Schedule of Investments (Continued) — March 31, 2025 (Unaudited)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

4

The Gabelli Focused Growth and Income Fund

Statement of Assets and Liabilities March 31, 2025 (Unaudited)
Assets:
Investments, at value (cost $35,555,550)	$48,225,031
Cash	48,658
Foreign currency, at value (cost $16,925)	16,799
Receivable from Adviser	18,379
Dividends receivable	237,577
Prepaid expenses	62,627
Total Assets	48,609,071
Liabilities:
Payable for investments purchased	32,534
Payable for Fund shares redeemed	65,019
Payable for investment advisory fees	41,325
Payable for distribution fees	7,637
Payable for legal and audit fees	24,399
Other accrued expenses	10,918
Total Liabilities	181,832
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 2,702,136 shares outstanding)	$48,427,239
Net Assets Consist of:
Paid-in capital	$34,772,975
Total distributable earnings	13,654,264
Net Assets	$48,427,239
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($4,993,721 ÷ 285,885 shares outstanding; 100,000,000 shares authorized)	$17.47
Class A:
Net Asset Value and redemption price per share ($23,679,052 ÷ 1,336,346 shares outstanding; 50,000,000 shares authorized)	$17.72
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$18.80
Class C:
Net Asset Value and offering price per share ($1,769,302 ÷ 127,725 shares outstanding; 50,000,000 shares authorized)	$13.85	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($17,985,164 ÷ 952,180 shares outstanding; 50,000,000 shares authorized)	$18.89

(a)	Redemption price varies based on the length of time held.
Statement of Operations For the six months ended March 31, 2025 (Unaudited)
Investment Income:
Dividends (net of foreign withholding taxes of $5,635)	$553,976
Interest	28,716
Total Investment Income	582,692
Expenses:
Investment advisory fees	239,561
Distribution fees - Class AAA	6,300
Distribution fees - Class A	28,756
Distribution fees - Class C	9,631
Registration expenses	31,599
Legal and audit fees	25,225
Shareholder communications expenses	18,561
Shareholder services fees	10,290
Custodian fees	4,470
Directors’ fees	1,445
Interest expense	88
Miscellaneous expenses	9,300
Total Expenses	385,226
Less:
Expense reimbursements (See Note 3)	(104,163)
Net Expenses	281,063
Net Investment Income	301,629
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	2,585,907
Net realized loss on foreign currency transactions	(462)

Net realized gain on investments and foreign currency transactions	2,585,445
Net change in unrealized appreciation/depreciation:
on investments	(1,539,405)
on foreign currency translations	(64)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,539,469)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	1,045,976
Net Increase in Net Assets Resulting from Operations	$1,347,605

See accompanying notes to financial statements.

5

The Gabelli Focused Growth and Income Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

Operations:
Net investment income	$301,629	$2,127,290
Net realized gain on investments and foreign currency transactions	2,585,445	18,134
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,539,469)	6,523,664
Net Increase in Net Assets Resulting from Operations	1,347,605	8,669,088

Distributions to Shareholders:
Class AAA	(103,617)	(239,749)
Class A	(573,684)	(1,002,056)
Class C	(49,875)	(128,575)
Class I	(418,121)	(767,597)
Total Distributions to Shareholders	(1,145,297)	(2,137,977)

Capital Share Transactions:
Class AAA	(86,624)	(1,060,551)
Class A	2,223,846	2,053,952
Class C	(274,078)	(922,558)
Class I	8,309	190,803

Net Increase in Net Assets from Capital Share Transactions	1,871,453	261,646

Redemption Fees	472	—

Net Increase in Net Assets	2,074,233	6,792,757
Net Assets:
Beginning of year	46,353,006	39,560,249
End of period	$48,427,239	$46,353,006

See accompanying notes to financial statements.

6

The Gabelli Focused Growth and Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)(b)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2025(d)	$17.37	$0.07	$0.39	$0.46	$(0.36)	$—	$(0.36)	$0.00	(e)	$17.47	2.66%	$4,994	0.78	%(f)	1.67	%(f)	1.67	%(f)	20%
2024	14.91	0.72	2.46	3.18	(0.72)	—	(0.72)	—		17.37	21.88	5,051	4.51		1.64		1.64		31
2023	14.79	0.59	0.29	0.88	(0.66)	(0.10)	(0.76)	0.00	(e)	14.91	5.91	5,321	3.79		1.79		1.79		36
2022	17.50	0.32	(2.31)	(1.99)	(0.66)	(0.06)	(0.72)	—		14.79	(11.85)	5,134	1.85		1.72		1.72		46
2021	12.48	0.34	5.22	5.56	(0.54)	—	(0.54)	—		17.50	44.76	6,927	2.15		1.96		1.96		54
2020	12.93	(0.03)	(0.42)	(0.45)	—	—	—	0.00	(e)	12.48	(3.48)	8,713	(0.24)		1.71		1.71		59
Class A
2025(d)	$17.66	$0.10	$0.40	$0.50	$(0.44)	$—	$(0.44)	$0.00	(e)	$17.72	2.85%	$23,679	1.11	%(f)	1.67	%(f)	1.25	%(f)(g)	20%
2024	15.19	0.80	2.49	3.29	(0.82)	—	(0.82)	—		17.66	22.34	21,388	4.89		1.64		1.25	(g)	31
2023	14.97	0.70	0.28	0.98	(0.66)	(0.10)	(0.76)	0.00	(e)	15.19	6.53	16,368	4.43		1.79		1.26	(g)	36
2022	17.71	0.34	(2.36)	(2.02)	(0.66)	(0.06)	(0.72)	—		14.97	(11.88)	10,810	1.94		1.72		1.70	(g)	46
2021	12.62	0.30	5.33	5.63	(0.54)	—	(0.54)	—		17.71	44.82	8,958	1.83		1.96		1.96		54
2020	13.06	(0.03)	(0.41)	(0.44)	—	—	—	0.00	(e)	12.62	(3.37)	6,644	(0.24)		1.71		1.71		59
Class C
2025(d)	$13.90	$0.02	$0.29	$0.31	$(0.36)	$—	$(0.36)	$0.00	(e)	$13.85	2.24%	$1,769	0.27	%(f)	2.42	%(f)	2.42	%(f)	20%
2024	12.15	0.48	1.99	2.47	(0.72)	—	(0.72)	—		13.90	20.98	2,055	3.72		2.39		2.39		31
2023	12.25	0.37	0.27	0.64	(0.66)	(0.08)	(0.74)	0.00	(e)	12.15	5.17	2,666	2.90		2.54		2.54		36
2022	14.73	0.15	(1.91)	(1.76)	(0.66)	(0.06)	(0.72)	—		12.25	(12.54)	4,357	1.02		2.47		2.47		46
2021	10.64	0.15	4.48	4.63	(0.54)	—	(0.54)	—		14.73	43.75	8,143	1.13		2.71		2.71		54
2020	11.10	(0.11)	(0.35)	(0.46)	—	—	—	0.00	(e)	10.64	(4.14)	6,926	(1.00)		2.46		2.46		59
Class I
2025(d)	$18.75	$0.16	$0.42	$0.58	$(0.44)	$—	$(0.44)	$0.00	(e)	$18.89	3.11%	$17,985	1.69	%(f)	1.42	%(f)	0.80	%(f)(g)	20%
2024	16.01	0.92	2.64	3.56	(0.82)	—	(0.82)	—		18.75	22.90	17,859	5.33		1.39		0.80	(g)	31
2023	15.68	0.79	0.31	1.10	(0.66)	(0.11)	(0.77)	0.00	(e)	16.01	6.97	15,205	4.77		1.54		0.81	(g)	36
2022	18.35	0.54	(2.49)	(1.95)	(0.66)	(0.06)	(0.72)	—		15.68	(11.07)	19,027	2.94		1.47		0.80	(g)	46
2021	12.94	0.46	5.49	5.95	(0.54)	—	(0.54)	—		18.35	46.21	16,215	2.70		1.71		0.95	(g)	54
2020	13.36	0.00 (e)	(0.42)	(0.42)	—	—	—	0.00	(e)	12.94	(3.14)	8,333	0.01		1.46		1.46		59

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	The Fund incurred interest expense. For the fiscal years ended September 30, 2024, 2023, 2022, and 2020, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.63%, 1.78%, 1.72%, and 1.70% (Class AAA), 1.25%, 1.25%, 1.69%, and 1.70% (Class A), 2.38%, 2.53%, 2.47%, and 2.45% (Class C), and 0.80%, 0.80%, 0.80%, and 1.45% (Class I), respectively. For the six months ended March 31, 2025 and the fiscal year ended September 30, 2021, the effect of interest expense was minimal.
(d)	For the six months ended March 31, 2025, unaudited.
(e)	Amount represents less than $0.005 per share.
(f)	Annualized.
(g)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $104,163, $167,786, $187,761, $119,130 and $97,862 for the six months ended March 31, 2025 and the fiscal years ended September 30, 2024, 2023, 2022, and 2021, respectively.

See accompanying notes to financial statements.

7

The Gabelli Focused Growth and Income Fund
Notes to Financial Statements (Unaudited)

1.  Organization.The Gabelli Focused Growth and Income Fund (the Fund), a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on December 31, 2002. Effective January 14, 2021, The Gabelli Focus Five Fund changed its name to Gabelli Focused Growth and Income Fund with a corresponding change in the name of each of its Classes of Shares.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and

8

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 03/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Telecommunications	$5,296,060	—	$0	$5,296,060
Other Industries (b)	39,043,621	—	—	39,043,621
Total Common Stocks	44,339,681	—	0	44,339,681
Preferred Stocks (b)	3,806,095	—	—	3,806,095
U.S. Government Obligations	—	$79,255	—	79,255
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$48,145,776	$79,255	$0	$48,225,031

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.

(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

9

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

10

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to common stockholders are recorded on the ex-dividend date. Distributions to stockholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

The tax character of distributions paid during the fiscal year ended September 30, 2024 was as follows:

Distributions paid from:
Ordinary income	$2,137,977
Total distributions paid	$2,137,977

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund has a short term capital loss carryforward with no expiration of $1,135,934 and a long term capital loss carryforward with no expiration of $110,879.

11

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$35,620,579	$16,556,575	$(3,952,123)	$12,604,452

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2025, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

Effective August 17, 2022, the Adviser agreed to add the Fund’s Class A shares to the classes of shares of the Fund for which the Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of Class I and Class A (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 0.80% and 1.25% of the value of that class’s average daily net assets. This agreement is in effect through January 31, 2026 for Class I and Class A, and may be terminated only by the Board before such time. During the six months ended March 31, 2025, the Adviser reimbursed expenses in the amount of $104,163 for Class I and Class A. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses would not exceed 0.80% and 1.25% of the value of the average daily net assets of Class I and Class A, respectively. At March 31, 2025, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $459,710:

For the fiscal year ended September 30, 2023, expiring September 30, 2025	$187,761
For the fiscal year ended September 30, 2024, expiring September 30, 2026	167,786
For the six months ended March 31, 2025, expiring September 30, 2027	104,163
$459,710

4.  Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at

12

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2025, other than short term securities and U.S. Government obligations, aggregated $13,112,241 and $9,400,780, respectively.

6.  Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2025, the Distributor retained a total of $22,083 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7.  Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2025, there were no borrowings outstanding under the line of credit.

8.  Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. From January 3, 2022 through March 14, 2023, the Fund’s Class C Shares were closed to all purchases. On March 15, 2023, Class C Shares were re-opened for purchases. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2025 and the fiscal year ended September 30, 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

13

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	7,812	$138,067	23,114	$356,897
Shares issued upon reinvestment of distributions	5,773	101,149	14,895	237,184
Shares redeemed	(18,507)	(325,840)	(103,972)	(1,654,632)
Net decrease	(4,922)	$(86,624)	(65,963)	$(1,060,551)
Class A
Shares sold	206,877	$3,682,714	301,441	$4,801,975
Shares issued upon reinvestment of distributions	31,013	552,307	59,044	962,453
Shares redeemed	(112,887)	(2,011,175)	(226,620)	(3,710,476)
Net increase	125,003	$2,223,846	133,865	$2,053,952
Class C
Shares sold	10,865	$153,630	39,627	$507,504
Shares issued upon reinvestment of distributions	3,520	49,064	9,831	125,993
Shares redeemed	(34,540)	(476,772)	(121,020)	(1,556,055)
Net decrease	(20,155)	$(274,078)	(71,562)	$(922,558)
Class I
Shares sold	96,299	$1,829,768	284,507	$4,919,181
Shares issued upon reinvestment of distributions	20,837	394,886	41,208	711,221
Shares redeemed	(117,336)	(2,216,345)	(322,820)	(5,439,599)
Net increase/(decrease)	(200)	$8,309	2,895	$190,803

9.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.  Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

14

The Gabelli Focused Growth and Income Fund

Notes to Financial Statements (Unaudited) (Continued)

11.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Former Senior Lecturer,
Princeton University

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
SS&C Global Investor and Distribution Solutions, Inc.

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focused Growth and Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q125SR

GABELLI
FUNDS

THE GABELLI FOCUSED GROWTH AND INCOME FUND

Semiannual Report
March 31, 2025

The Gabelli Small Cap Growth Fund

Semiannual Report — March 31, 2025

To Our Shareholders,

For the six months ended March 31, 2025, the net asset value (NAV) total return per Class AAA Share of The Gabelli Small Cap Growth Fund (the Fund) was (7.1)% compared with a total return of (9.5)% for the Standard & Poor’s (S&P) SmallCap 600 Index. Other classes of shares are available.

Enclosed are the financial statements, including the summary schedule of investments, as of March 31, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2025:

The Gabelli Small Cap Growth Fund

Equipment and Supplies	19.8%	Computer Software and Services	1.5%
Diversified Industrial	12.4%	Broadcasting	1.4%
Retail	6.9%	Consumer Products	1.4%
Financial Services	6.6%	Consumer Services	1.0%
Building and Construction	4.9%	Telecommunications	0.9%
Food and Beverage	4.7%	Environmental Services	0.9%
Automotive: Parts and Accessories	4.4%	Automotive	0.6%
Hotels and Gaming	3.7%	Publishing	0.4%
Health Care	3.4%	Home Furnishings	0.3%
Transportation	3.2%	Wireless Communications	0.2%
Entertainment	2.9%	Cable	0.2%
Electronics	2.8%	Communications Equipment	0.2%
Business Services	2.6%	Food and Staples Retailing	0.1%
Energy and Utilities	2.4%	Closed-End Funds	0.1%
Machinery	2.3%	Aerospace	0.1%
Manufactured Housing and Recreational		Metals and Mining	0.1%
Vehicles	2.1%	Agriculture	0.1%
Real Estate	1.9%	Other Assets and Liabilities (Net)	0.1%
Specialty Chemicals	1.7%		100.0%
Aviation: Parts and Services	1.7%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Small Cap Growth Fund

Schedule of Investments — March 31, 2025

Shares		Cost	Market Value

	COMMON STOCKS — 99.6%
	Aerospace — 0.1%
31,000	Allient Inc.	$685,447	$681,380
2,500	Embraer SA, ADR†	68,200	115,500
58,000	Innovative Solutions and Support Inc.†	243,681	364,820
7,000	Kratos Defense & Security Solutions Inc.†	109,611	207,830
12,000	Spirit AeroSystems Holdings Inc., Cl. A†	372,348	413,520
		1,479,287	1,783,050

	Agriculture — 0.1%
10,000	Cadiz Inc.†	67,958	29,300
56,000	Limoneira Co	944,351	992,320
		1,012,309	1,021,620

	Automotive — 0.6%
31,500	Blue Bird Corp.†	647,904	1,019,655
500,000	Iveco Group NV	2,296,171	8,147,596
56,000	The Shyft Group Inc.	267,411	453,040
		3,211,486	9,620,291

	Automotive: Parts and Accessories — 4.2%
147,500	BorgWarner Inc.	609,138	4,225,875
832,000	Brembo NV	1,536,648	7,094,574
94,022	China Automotive Systems Inc.	443,798	415,577
72,500	Commercial Vehicle Group Inc.†	602,389	83,375
1,082,000	Dana Inc.	8,410,347	14,423,060
100,000	Garrett Motion Inc.	833,494	837,000
225,500	Modine Manufacturing Co.†	1,349,887	17,307,125
62,500	Monro Inc.	1,493,812	904,375
4,300	O'Reilly Automotive Inc.†	92,532	6,160,094
29,000	Phinia Inc.	80,435	1,230,470
45,000	Puradyn Filter Technologies Inc.†	11,732	4
187,000	Standard Motor Products Inc.	1,567,144	4,661,910
251,700	Strattec Security Corp.†(a)	4,850,205	9,932,082
18,400	Thor Industries Inc.	170,396	1,394,904
		22,051,957	68,670,425

	Aviation: Parts and Services — 1.7%
20,000	AAR Corp.†	230,415	1,119,800
9,500	Astronics Corp.†	13,628	229,615
25,000	Astronics Corp., Cl. B†	67,271	601,625
56,000	Ducommun Inc.†	1,465,311	3,249,680
87,500	Moog Inc., Cl. A	921,508	15,168,125
18,212	Moog Inc., Cl. B	660,459	3,051,056
19,000	Woodward Inc.	136,427	3,467,310
		3,495,019	26,887,211
Shares		Cost	Market Value

	Broadcasting — 1.4%
7,000	Beasley Broadcast Group Inc., Cl. A†	$210,594	$38,850
10,000	Cogeco Communications Inc.	340,851	487,683
24,000	Cogeco Inc.	632,315	1,058,698
185,000	Corus Entertainment Inc., Cl. B†	253,053	16,070
36,200	Fox Corp., Cl. A	1,496,190	2,048,920
5,000	Fox Corp., Cl. B	143,665	263,550
25,000	Gray Media Inc.	73,674	108,000
71,700	Gray Media Inc., Cl. A	377,715	564,996
700,000	Grupo Televisa SAB, ADR	2,166,523	1,225,000
280,000	ITV plc	497,942	285,193
13,000	Liberty Broadband Corp., Cl. A†	78,211	1,105,000
11,000	Liberty Broadband Corp., Cl. C†	57,594	935,550
20,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	64,271	1,629,400
27,000	Liberty Media Corp.-Liberty Formula One, Cl. C†	88,133	2,430,270
22,000	Nexstar Media Group Inc.	1,349,700	3,942,840
100,000	Salem Media Group Inc.†	0	53,000
133,000	Sirius XM Holdings Inc.	798,697	2,998,485
95,000	Sphere Entertainment Co.†	1,063,999	3,108,400
15,000	TEGNA Inc.	220,751	273,300
40,000	Townsquare Media Inc., Cl. A	381,447	325,600
		10,295,325	22,898,805

	Building and Construction — 4.9%
73,500	Arcosa Inc.	866,881	5,668,320
200,000	Armstrong Flooring Inc.†	26,719	20
7,000	D.R. Horton Inc.	63,123	889,910
31,500	Gibraltar Industries Inc.†	703,058	1,847,790
167,000	Herc Holdings Inc.	5,386,440	22,423,090
37,500	KB Home	273,655	2,179,500
3,000	Legacy Housing Corp.†	38,431	75,660
317,700	Lennar Corp., Cl. B	5,764,496	34,651,539
2,000	Meritage Homes Corp.	15,039	141,760
1,050	NVR Inc.†	699,994	7,606,609
22,000	PulteGroup Inc.	88,180	2,261,600
427	The Monarch Cement Co.	64,412	93,940
70,500	Titan Machinery Inc.†	1,154,359	1,201,320
5,200	Toll Brothers Inc.	77,265	549,068
		15,222,052	79,590,126

	Business Services — 2.6%
13,000	ACCO Brands Corp.	60,332	54,470
1,260,000	Clear Channel Outdoor Holdings Inc.†	1,881,553	1,398,600
57,000	Element Solutions Inc.	507,576	1,288,770

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2025

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Business Services (Continued)
22,900	Keweenaw Land Association Ltd.†	$505,517	$824,400
35,000	Live Nation Entertainment Inc.†	294,368	4,570,300
40,000	Loomis AB	402,123	1,617,223
88,000	Madison Square Garden Entertainment Corp.†	955,463	2,881,120
13,600	McGrath RentCorp.	347,536	1,515,040
30,867	Outfront Media Inc., REIT	489,952	498,193
80,000	Ranpak Holdings Corp.†	556,672	433,600
19,000	RB Global Inc.	281,486	1,905,700
350,000	S4 Capital plc†	187,717	153,266
20,000	Sealed Air Corp.	587,044	578,000
345,000	Sohgo Security Services Co. Ltd.	799,632	2,580,772
60,000	The Interpublic Group of Companies Inc.	209,106	1,629,600
25,000	TransAct Technologies Inc.†	115,198	92,000
1,600,000	Trans-Lux Corp.†(a)	1,575,044	624,000
31,800	United Rentals Inc.	193,032	19,929,060
		9,949,351	42,574,114

	Cable — 0.2%
54,500	AMC Networks Inc., Cl. A†	36,140	374,960
59,000	EchoStar Corp., Cl. A†	846,839	1,509,220
185,000	WideOpenWest Inc.†	1,162,916	915,750
		2,045,895	2,799,930

	Communications Equipment — 0.2%
141,500	Telesat Corp.†	1,626,308	2,664,445

	Computer Software and Services — 1.5%
370,000	Alithya Group Inc., Cl. A†	1,101,652	432,900
11,000	MKS Instruments Inc.	189,530	881,650
19,400	Rockwell Automation Inc.	435,976	5,012,572
30,000	Stratasys Ltd.†	218,183	293,700
30,250	Tyler Technologies Inc.†	60,138	17,587,048
		2,005,479	24,207,870

	Consumer Products — 1.4%
194,000	1-800-Flowers.com Inc., Cl. A†	1,795,476	1,144,600
67,000	Brunswick Corp.	1,342,085	3,607,950
32,000	Chofu Seisakusho Co. Ltd	461,495	392,773
39,000	Church & Dwight Co. Inc.	66,381	4,293,510
57,500	Energizer Holdings Inc.	1,915,682	1,720,400
2,000	Harley-Davidson Inc.	4,713	50,500
2,500	Kobayashi Pharmaceutical Co. Ltd.	103,323	94,523
3,000	LCI Industries	49,588	262,290
216,000	Marine Products Corp.	133,661	1,812,240
Shares		Cost	Market Value

7,000	National Presto Industries Inc.	$390,588	$615,370
250,000	Sally Beauty Holdings Inc.†	1,679,878	2,257,500
210,000	Samick Musical Instruments Co. Ltd.	279,549	160,869
3,700	Shimano Inc.	414,540	517,665
9,500	Steven Madden Ltd.	19,995	253,080
17,800	The Scotts Miracle-Gro Co.	678,013	977,042
9,500	WD-40 Co.	248,399	2,318,000
120,000	Wolverine World Wide Inc.	781,633	1,669,200
		10,364,999	22,147,512

	Consumer Services — 1.0%
53,000	Bowlin Travel Centers Inc.†	53,948	193,450
6,000	H&E Equipment Services Inc.	159,225	568,740
5,000	IAC Inc.†	11,719	229,700
180,000	OPENLANE Inc.†	893,854	3,470,400
228,700	Rollins Inc.	209,109	12,356,661
		1,327,855	16,818,951

	Diversified Industrial — 12.4%
10,000	Acuity Inc.	94,378	2,633,500
50,500	Albany International Corp., Cl. A	975,483	3,486,520
200,000	Ampco-Pittsburgh Corp.†	924,662	434,000
25,000	Ardagh Group SA†	98,100	73,500
24,000	Arq Inc.†	135,536	100,080
79,000	Burnham Holdings Inc., Cl. A	1,271,945	1,425,950
342,200	Crane Co.	4,569,640	52,418,196
129,700	Crane NXT Co.	657,845	6,666,580
95,000	Distribution Solutions Group Inc.†	616,145	2,660,000
5,000	Enerpac Tool Group Corp.	127,850	224,300
48,800	Enpro Inc.	2,223,675	7,895,352
103,500	Greif Inc., Cl. A	1,839,821	5,691,465
93,500	Greif Inc., Cl. B	4,205,680	5,542,680
175,800	Griffon Corp.	1,440,498	12,569,700
31,500	Hyster-Yale Inc.	1,151,003	1,308,510
15,500	INNOVATE Corp.†	203,743	121,365
6,000	JSP Corp.	97,961	82,005
114,000	L.B. Foster Co., Cl. A†	1,587,505	2,243,520
37,400	Lincoln Electric Holdings Inc.	951,186	7,074,584
30,000	Lindsay Corp.	585,623	3,795,600
38,000	Matthews International Corp., Cl. A	972,165	845,120
965,000	Myers Industries Inc.	13,321,608	11,512,450
139,000	Oil-Dri Corp. of America	474,615	6,382,880
18,000	Olin Corp.	339,778	436,320
322,300	Park-Ohio Holdings Corp.	2,962,307	6,961,680
12,500	Pentair plc	296,897	1,093,500

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2025

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
13,400	Roper Technologies Inc.	$251,725	$7,900,372
53,200	Sonoco Products Co.	1,529,361	2,513,168
46,800	Standex International Corp.	1,180,657	7,553,052
84,500	Steel Partners Holdings LP†	1,113,551	3,464,923
13,000	T. Hasegawa Co. Ltd.	236,726	243,896
7,000	Terex Corp.	166,670	264,460
331,500	Textron Inc.	2,000,007	23,950,875
692,000	Tredegar Corp.†	6,933,488	5,328,400
215,500	Trinity Industries Inc.	2,432,364	6,046,930
		57,970,198	200,945,433

	Electronics — 2.8%
102,700	Badger Meter Inc.	1,247,896	19,538,675
67,200	Bel Fuse Inc., Cl. A	955,428	4,842,432
391,200	CTS Corp.	3,204,220	16,254,360
58,000	Daktronics Inc.†	424,446	706,440
120,000	Gentex Corp.	1,305,089	2,796,000
20,000	IMAX Corp.†	158,565	527,000
20,000	Napco Security Technologies Inc.	512,803	460,400
30,000	Renesas Electronics Corp.	194,117	397,527
59,000	Stoneridge Inc.†	282,600	270,810
		8,285,164	45,793,644

	Energy and Utilities — 2.4%
32,000	APA Corp.	765,019	672,640
9,800	Chesapeake Utilities Corp.	127,440	1,258,614
35,000	CMS Energy Corp.	67,088	2,628,850
20,000	Consolidated Water Co. Ltd.	233,823	489,800
35,100	Diamondback Energy Inc.	1,730,067	5,611,788
74,000	Energy Recovery Inc.†	316,427	1,175,860
20,000	Hawaiian Electric Industries Inc.†	241,120	219,000
113,500	Innovex International Inc.†	2,624,177	2,038,460
30,000	Landis+Gyr Group AG	1,819,435	1,770,092
20,700	Marathon Petroleum Corp.	99,747	3,015,783
3,500	Middlesex Water Co.	54,166	224,350
73,000	Northwest Natural Holding Co.	2,826,254	3,118,560
21,500	Northwestern Energy Group Inc.	582,609	1,244,205
10,000	Otter Tail Corp.	213,560	803,700
43,000	RGC Resources Inc.	816,897	897,410
1,680,000	RPC Inc.	681,607	9,240,000
8,000	SJW Group	107,086	437,520
27,800	Southwest Gas Holdings Inc.	364,927	1,996,040
6,000	Spire Inc.	236,150	469,500
31,000	The York Water Co.	433,596	1,075,080
50,000	Vestas Wind Systems A/S†	84,272	687,861
Shares		Cost	Market Value

58,000	XPLR Infrastructure LP	$1,049,798	$551,000
		15,475,265	39,626,113

	Entertainment — 2.9%
166,321	Atlanta Braves Holdings Inc., Cl. A†	4,254,932	7,296,502
242,000	Atlanta Braves Holdings Inc., Cl. C†	4,631,452	9,682,420
92,000	Inspired Entertainment Inc.†	672,379	785,680
16,856	Liberty Media Corp.-Liberty Live, Cl. A†	54,885	1,133,397
9,768	Liberty Media Corp.-Liberty Live, Cl. C†	65,382	665,592
370,000	Lions Gate Entertainment Corp., Cl. A†	3,586,752	3,274,500
66,000	Lions Gate Entertainment Corp., Cl. B†	605,120	522,720
37,000	Lionsgate Studios Corp.†	322,297	276,390
36,500	Madison Square Garden Sports Corp.†	669,572	7,107,280
116,000	Manchester United plc, Cl. A†	1,696,985	1,518,440
300,000	Ollamani SAB†	601,599	666,862
240,000	Sinclair Inc.	2,806,977	3,823,200
7,800	Take-Two Interactive Software Inc.†	58,796	1,616,550
3,500	The Walt Disney Co.	20,071	345,450
43,800	TKO Group Holdings Inc.	461,158	6,693,078
35,000	Universal Entertainment Corp.	210,518	246,650
104,000	Warner Bros Discovery Inc.†	922,964	1,115,920
		21,641,839	46,770,631

	Environmental Services — 0.9%
57,700	Republic Services Inc.	521,223	13,972,632

	Equipment and Supplies — 19.8%
17,200	A.O. Smith Corp.	35,260	1,124,192
381,000	AMETEK Inc.	648,306	65,585,340
45,000	Ardagh Metal Packaging SA	160,536	135,900
54,500	AZZ Inc.	1,892,055	4,556,745
9,200	Chart Industries Inc.†	301,823	1,328,112
310,500	Core Molding Technologies Inc.†	594,326	4,719,600
90,800	Crown Holdings Inc.	365,699	8,104,808
2,025	Danaher Corp.	11,649	415,125
100,000	Donaldson Co. Inc.	575,112	6,706,000
38,700	Entegris Inc.	164,986	3,385,476
167,200	Federal Signal Corp.	872,592	12,297,560
236,000	Flowserve Corp.	1,366,914	11,526,240
150,300	Franklin Electric Co. Inc.	586,066	14,110,164
406,500	Graco Inc.	2,106,942	33,946,815

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2025

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
31,000	IDEX Corp.	$113,590	$5,610,070
125,000	Interpump Group SpA	547,330	4,436,033
6,500	Littelfuse Inc.	51,893	1,278,810
110,000	Maezawa Kyuso Industries Co. Ltd.	359,609	940,930
65,000	Minerals Technologies Inc.	2,808,132	4,132,050
6,000	MSA Safety Inc.	179,592	880,140
754,400	Mueller Industries Inc.	8,743,948	57,440,016
294,000	Mueller Water Products Inc., Cl. A	1,896,046	7,473,480
3,500	Teleflex Inc.	53,317	483,665
161,500	Tennant Co.	2,658,583	12,879,625
725,000	The Gorman-Rupp Co.	10,903,010	25,447,500
82,500	The Greenbrier Companies Inc.	834,359	4,225,650
50,500	The Manitowoc Co. Inc.†	499,591	433,795
50,000	The Middleby Corp.†	533,815	7,599,000
36,000	The Timken Co.	1,219,448	2,587,320
30,000	The Toro Co.	524,020	2,182,500
4,600	Valmont Industries Inc.	40,599	1,312,702
7,875	Watsco Inc., Cl. B	23,627	4,010,580
41,200	Watts Water Technologies Inc., Cl. A	781,908	8,401,504
45,000	Xerox Holdings Corp.	444,760	217,350
		42,899,443	319,914,797

	Financial Services — 6.6%
7,000	Ameris Bancorp	49,547	402,990
2,000	Capital City Bank Group Inc.	66,887	71,920
12,300	Capitol Federal Financial Inc.	118,692	68,880
20,800	Crazy Woman Creek Bancorp Inc.	318,236	621,192
44,200	Eagle Bancorp Inc.	1,307,414	928,200
325,000	Energy Transfer LP	0	6,041,750
210	Farmers & Merchants Bank of Long Beach	1,236,514	1,207,500
330,000	Flushing Financial Corp.	5,247,907	4,191,000
66,000	FNB Corp.	659,922	887,700
370,000	GAM Holding AG†	153,776	37,222
25,000	Hanover Bancorp Inc.	525,000	548,250
2,000	HomeTrust Bancshares Inc.	68,879	68,560
270,000	Hope Bancorp Inc.	2,987,671	2,826,900
410,000	Huntington Bancshares Inc.	3,921,829	6,154,100
638,000	KKR & Co. Inc.	2,480,457	73,759,180
80,000	Medallion Financial Corp.	362,763	696,800
11,000	PROG Holdings Inc.	95,921	292,600
50,000	Sandy Spring Bancorp Inc.	1,560,919	1,397,500
11,500	Southern First Bancshares Inc.†	425,553	378,580
47,000	Synovus Financial Corp.	1,218,657	2,196,780
Shares		Cost	Market Value

16,000	TFS Financial Corp.	$234,831	$198,240
14,500	Thomasville Bancshares Inc.	550,193	1,087,500
2,000	USCB Financial Holdings Inc.	28,887	37,120
230,000	Valley National Bancorp.	1,437,500	2,044,700
34,308	Value Line Inc.	425,085	1,326,690
10,000	Waterloo Investment Holdings Ltd.†(b)	1,373	5,000
2,800	Webster Financial Corp.	43,499	144,340
130,000	Wright Investors’ Service Holdings Inc.†	82,906	19,500
		25,610,818	107,640,694

	Food and Beverage — 4.7%
423,000	Arca Continental SAB de CV	759,513	4,423,161
12,500	BellRing Brands Inc.†	12,803	930,750
74,000	Brown-Forman Corp., Cl. A	396,865	2,476,780
40,000	Bull-Dog Sauce Co. Ltd	95,622	452,030
82,000	China Tontine Wines Group Ltd.†	85,944	4,531
266,500	Crimson Wine Group Ltd.†	2,328,461	1,535,040
220,000	Denny's Corp.†	736,620	807,400
500,000	Dynasty Fine Wines Group Ltd.†	74,726	19,598
100,000	Farmer Brothers Co.†	592,275	222,000
400,000	Flowers Foods Inc.	950,682	7,604,000
114,000	ITO EN Ltd.	2,136,608	2,429,882
92,000	Iwatsuka Confectionery Co. Ltd.	1,584,932	1,738,303
22,800	J & J Snack Foods Corp.	501,194	3,003,216
15,000	John B Sanfilippo & Son Inc.	1,285,962	1,062,900
92,000	Kameda Seika Co. Ltd.	3,468,815	2,395,226
1,200,000	Kikkoman Corp.	1,630,295	11,528,769
72,000	Krispy Kreme Inc.	885,517	354,240
600,000	Maple Leaf Foods Inc.	10,368,850	10,452,729
12,000	MEIJI Holdings Co. Ltd.	117,526	260,017
8,000	MGP Ingredients Inc.	6,395	235,040
124,000	Morinaga Milk Industry Co. Ltd.	1,182,249	2,575,238
7,500	National Beverage Corp.	330,160	311,550
130,500	Nissin Foods Holdings Co. Ltd.	1,444,598	2,656,287
12,000	Post Holdings Inc.†	33,079	1,396,320
100,000	Premier Foods plc	219,577	237,682
60,000	Rock Field Co. Ltd.	402,002	634,442
3,500	The Boston Beer Co. Inc., Cl. A†	598,838	835,940
69,500	The Hain Celestial Group Inc.†	700,507	288,425
56,000	The J.M. Smucker Co.	1,289,479	6,630,960

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2025

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
625,000	Tingyi (Cayman Islands) Holding Corp.	$1,326,207	$1,048,969
34,479	Tootsie Roll Industries Inc.	261,510	1,085,407
370,000	Vina Concha y Toro SA	676,677	473,440
950,000	Vitasoy International Holdings Ltd.	542,729	1,225,736
20,000	Willamette Valley Vineyards Inc.†	73,225	118,800
15,000	WK Kellogg Co.	151,800	298,950
205,000	Yakult Honsha Co. Ltd.	2,470,225	3,900,043
		39,722,467	75,653,801

	Food and Staples Retailing — 0.1%
70,000	United Natural Foods Inc.†	945,270	1,917,300

	Health Care — 3.4%
1,400	Align Technology Inc.†	9,766	222,404
6,700	Bio-Rad Laboratories Inc., Cl. A†	283,604	1,631,852
12,500	Bruker Corp.	95,311	521,750
600	Chemed Corp.	8,238	369,192
21,000	CONMED Corp.	429,146	1,268,190
50,000	Dexcom Inc.†	68,464	3,414,500
28,500	Electromed Inc.†	401,381	680,010
58,000	Evolent Health Inc., Cl. A†	1,000,027	549,260
212,500	Globus Medical Inc., Cl. A†	5,427,248	15,555,000
26,500	GRAIL Inc.†	450,111	676,810
70,000	Henry Schein Inc.†	480,305	4,794,300
27,700	ICU Medical Inc.†	872,208	3,846,422
33,000	Masimo Corp.†	790,451	5,497,800
60,000	Neogen Corp.†	641,570	520,200
4,000	NeoGenomics Inc.†	49,880	37,960
30,000	Neuronetics Inc.†	81,297	110,400
170,000	OPKO Health Inc.†	393,670	282,200
139,000	Orthofix Medical Inc.†	2,794,793	2,267,090
70,500	QuidelOrtho Corp.†	312,578	2,465,385
22,000	Seikagaku Corp.	240,251	108,394
22,000	STERIS plc	959,546	4,986,300
19,000	Straumann Holding AG	170,618	2,275,404
3,000	Stryker Corp.	142,188	1,116,750
20,300	SurModics Inc.†	402,508	619,759
2,000	Teladoc Health Inc.†	31,318	15,920
400	The Cooper Companies Inc.†	3,627	33,740
38,000	United-Guardian Inc.	332,419	341,620
44,000	Zimvie Inc.†	676,323	475,200
		17,548,846	54,683,812

	Home Furnishings — 0.3%
161,500	Bassett Furniture Industries Inc.	1,528,689	2,462,875
Shares		Cost	Market Value

5,000	Ethan Allen Interiors Inc.	$116,387	$138,500
49,500	La-Z-Boy Inc.	752,177	1,934,955
		2,397,253	4,536,330

	Hotels and Gaming — 3.7%
41,500	Boyd Gaming Corp.	174,727	2,731,945
189,500	Canterbury Park Holding Corp.	1,941,233	3,458,375
130,200	Churchill Downs Inc.	512,594	14,461,314
120,000	Formosa International Hotels Corp.	775,629	746,329
533,500	Full House Resorts Inc.†	1,559,776	2,230,030
48,000	Gaming and Leisure Properties Inc., REIT	358,331	2,443,200
750,000	Genting Singapore Ltd.	688,148	418,667
120,000	Golden Entertainment Inc.	1,800,595	3,166,800
2,250,000	Mandarin Oriental International Ltd.	2,913,165	3,937,500
3,000	Penn Entertainment Inc.†	13,028	48,930
234,000	Ryman Hospitality Properties Inc., REIT	3,622,466	21,396,960
2,500,000	The Hongkong & Shanghai Hotels Ltd.	2,476,225	1,834,491
160,000	The Marcus Corp.	1,763,202	2,670,400
13,300	Wynn Resorts Ltd.	23,676	1,110,550
		18,622,795	60,655,491

	Machinery — 2.3%
350,000	Astec Industries Inc.	12,114,494	12,057,500
1,400,000	CNH Industrial NV	3,561,149	17,192,000
100,000	Kennametal Inc.	1,912,660	2,130,000
4,500	Nordson Corp.	74,040	907,740
156,000	The Eastern Co.	3,035,809	3,949,920
150,000	Twin Disc Inc.	1,669,489	1,135,500
		22,367,641	37,372,660

	Manufactured Housing and Recreational Vehicles — 2.1%
42,600	Cavco Industries Inc.†	817,304	22,136,238
74,500	Champion Homes Inc.†	421,781	7,059,620
74,908	Nobility Homes Inc.	918,131	2,359,602
51,500	Winnebago Industries Inc.	584,494	1,774,690
		2,741,710	33,330,150

	Metals and Mining — 0.1%
45,000	Ivanhoe Mines Ltd., Cl. A†	117,783	382,127
95,000	Kinross Gold Corp.	412,123	1,197,950
50,000	Sierra Metals Inc.†	8,130	27,350
		538,036	1,607,427

	Publishing — 0.4%
2,700	Graham Holdings Co., Cl. B	1,295,342	2,594,322
4,500	John Wiley & Sons Inc., Cl. B	17,438	200,700
50,000	Lee Enterprises Inc.†	516,251	519,000

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2025

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Publishing (Continued)
34,000	News Corp., Cl. A	$48,038	$925,480
771,000	The E.W. Scripps Co., Cl. A†	3,879,763	2,282,160
		5,756,832	6,521,662

	Real Estate — 1.9%
84,000	Capital Properties Inc., Cl. A	993,062	800,100
18,007	Gyrodyne LLC†	295,989	147,297
17,500	Lamar Advertising Co., Cl. A, REIT	115,464	1,991,150
140,000	Millrose Properties Inc., REIT†	1,548,400	3,711,400
89,500	Morguard Corp.	1,134,374	7,507,415
30,000	Reading International Inc., Cl. A†	133,615	41,700
7,000	Reading International Inc., Cl. B†	104,635	49,140
31,000	Seritage Growth Properties, Cl. A†	314,192	100,130
134,000	Tejon Ranch Co.†	2,911,047	2,123,900
300,000	The St. Joe Co.	4,417,926	14,085,000
88,000	Trinity Place Holdings Inc.†	131,322	4,241
		12,100,026	30,561,473

	Retail — 6.9%
18,000	Advance Auto Parts Inc.	745,733	705,780
18,000	Arko Corp.	105,163	71,100
103,000	AutoNation Inc.†	1,617,178	16,677,760
120,000	Big 5 Sporting Goods Corp.	725,295	116,028
1,100	Biglari Holdings Inc., Cl. A†	742,432	1,209,989
294,000	Copart Inc.†	615,636	16,637,460
127,500	Hertz Global Holdings Inc.†	885,208	502,350
198,300	Ingles Markets Inc., Cl. A	2,519,926	12,915,279
53,500	Lands' End Inc.†	584,018	544,630
70,000	Movado Group Inc.	1,036,083	1,170,400
156,000	Nathan's Famous Inc.	213,167	15,034,500
65,500	Penske Automotive Group Inc.	952,787	9,430,690
80,000	Pets at Home Group plc	137,119	223,628
476,000	Rush Enterprises Inc., Cl. B	2,241,525	26,903,520
22,500	Salvatore Ferragamo SpA	295,627	150,841
15,000	The Cheesecake Factory Inc.	285,075	729,900
111,500	Tractor Supply Co.	191,121	6,143,650
49,200	Village Super Market Inc., Cl. A	1,154,129	1,870,092
500	Winmark Corp.	34,190	158,935
		15,081,412	111,196,532

	Specialty Chemicals — 1.7%
3,200	Albemarle Corp.	47,663	230,464
28,000	Ashland Inc.	210,127	1,660,120
230,400	H.B. Fuller Co.	2,408,174	12,930,048
Shares		Cost	Market Value

35,400	Hawkins Inc.	$572,913	$3,749,568
25,000	Huntsman Corp.	74,303	394,750
5,600	NewMarket Corp.	561,284	3,172,120
8,400	Quaker Chemical Corp.	128,365	1,038,324
7,500	Rogers Corp.†	729,615	506,475
22,500	Sensient Technologies Corp.	433,815	1,674,675
2,500	Takasago International Corp.	66,073	106,007
91,200	The General Chemical Group Inc.†(b)	1,186	0
75,000	Treatt plc	443,245	329,396
56,500	Valvoline Inc.†	155,359	1,966,765
		5,832,122	27,758,712

	Telecommunications — 0.9%
61,000	Gogo Inc.†	292,823	525,820
3,500	IDT Corp., Cl. B	11,346	179,585
165,000	Liberty Global Ltd., Cl. A†	1,771,608	1,899,150
122,000	Liberty Global Ltd., Cl. C†	1,193,859	1,460,340
57,718	Liberty Latin America Ltd., Cl. A†	462,756	365,355
100	Liberty Latin America Ltd., Cl. B†	1,002	546
86,000	Nuvera Communications Inc.†	632,704	946,860
82,000	Rogers Communications Inc., Cl. B	293,920	2,191,860
110,000	Shenandoah Telecommunications Co.	875,253	1,382,700
59,000	Sunrise Communications AG, Cl. A†	2,701,716	2,847,632
36,000	Telephone and Data Systems Inc.	456,151	1,394,640
42,856	VEON Ltd., ADR†	953,027	1,868,950
		9,646,165	15,063,438

	Transportation — 3.2%
321,000	GATX Corp.	8,947,799	49,841,670
18,600	Irish Continental Group plc	13,660	106,595
124,000	Navigator Holdings Ltd.	1,188,912	1,650,440
		10,150,371	51,598,705

	Wireless Communications — 0.2%
49,000	United States Cellular Corp.†	1,270,628	3,388,350

	TOTAL COMMON STOCKS	421,212,846	1,612,194,137

	CLOSED-END FUNDS — 0.1%
38,500	The Central Europe, Russia, and Turkey Fund Inc.	641,988	555,555
32,229	The European Equity Fund Inc.	319,370	293,284

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2025

Shares		Cost	Market Value

	CLOSED-END FUNDS (Continued)
108,000	The New Germany Fund Inc.	$1,417,260	$1,059,480
		2,378,618	1,908,319

	TOTAL CLOSED-END FUNDS	2,378,618	1,908,319

	PREFERRED STOCKS — 0.2%
	Automotive: Parts and Accessories — 0.2%
82,500	Jungheinrich AG	563,490	2,861,768

	RIGHTS — 0.0%
	Communications Equipment — 0.0%
60,500	Pineapple Energy Inc., CVR†	0	3,630

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
140,000	Ampco-Pittsburgh Corp., expire 08/01/25†	95,648	1,806

Principal Amount
	CONVERTIBLE CORPORATE BONDS — 0.0%
	Cable — 0.0%
$200,000	AMC Networks Inc., 4.250%, 02/15/29(c)	198,179	176,600

	TOTAL INVESTMENTS — 99.9%	$424,448,781	1,617,146,260
	Other Assets and Liabilities (Net) — 0.1%		1,620,220
	NET ASSETS — 100.0%		$1,618,766,480

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares. See Note 10.
(b)	Security is valued using significant as Level 3 in the fair value hierarchy.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified
†	Non-income producing security.

ADR   American Depositary Receipt

CVR   Contingent Value Right

REIT   Real Estate Investment Trust

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Assets and Liabilities

March 31, 2025

Assets:
Investments, at value (cost $418,023,533)	$1,606,590,178
Investments in affiliates, at value (cost $6,425,249)	10,556,082
Cash	14
Foreign currency, at value (cost $107,422)	106,668
Receivable for investments sold	5,690,260
Receivable for Fund shares sold	1,351,519
Dividends and interest receivable	1,578,714
Prepaid expenses	111,069
Total Assets	1,625,984,504
Liabilities:
Line of credit payable	4,059,000
Payable for Fund shares redeemed	1,410,691
Payable for investment advisory fees	1,401,479
Payable for distribution fees	182,876
Payable for accounting fees	7,500
Other accrued expenses	156,478
Total Liabilities	7,218,024
Net Assets
(applicable to 38,832,275 shares outstanding)	$1,618,766,480
Net Assets Consist of:
Paid-in capital	$406,202,305
Total distributable earnings	1,212,564,175
Net Assets	$1,618,766,480

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($637,342,259 ÷ 15,582,890 shares outstanding; 150,000,000 shares authorized)	$40.90
Class A:
Net Asset Value and redemption price per share ($128,954,528 ÷ 3,158,236 shares outstanding; 50,000,000 shares authorized)	$40.83
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$43.32
Class C:
Net Asset Value and offering price per share ($18,108,245 ÷ 602,700 shares outstanding; 50,000,000 shares authorized)	$30.05	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($834,361,448 ÷ 19,488,449 shares outstanding; 50,000,000 shares authorized)	$42.81

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the six months ended March 31, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $89,399)	$10,470,446
Interest	256,591
Total Investment Income	10,727,037
Expenses:
Investment advisory fees	8,897,772
Distribution fees - Class AAA	886,925
Distribution fees - Class A	179,034
Distribution fees - Class C	105,699
Shareholder services fees	679,614
Shareholder communications expenses	180,779
Custodian fees	78,546
Directors’ fees	54,561
Registration expenses	42,963
Legal and audit fees	41,572
Accounting fees	22,500
Interest expense	36
ReFlow service fees	811
Miscellaneous expenses	55,377
Total Expenses	11,226,189
Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(52,345)
Net Expenses	11,173,844
Net Investment Loss	(446,807)
Net Realized and Unrealized Gain/(Loss) on Investments, Redemption In-Kind, and Foreign Currency:
Net realized gain on investments - unaffiliated	48,244,942
Net realized gain on investments - affiliated	2,515
Net realized gain on in-kind transactions	524,828
Net realized loss on foreign currency transactions	(21,004)

Net realized gain on investments, redemption in-kind, and foreign currency transactions	48,751,281
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	(156,536,633)
on investments - affiliated	(15,278,523)
on foreign currency translations	6,418

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(171,808,738)
Net Realized and Unrealized Gain/(Loss) on Investments, Redemption In-Kind, and Foreign Currency	(123,057,457)
Net Decrease in Net Assets Resulting from Operations	$(123,504,264)

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024

Operations:
Net investment income/(loss)	$(446,807)	$2,433,011
Net realized gain on investments, redemption in-kind, and foreign currency transactions	48,751,281	120,727,366
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(171,808,738)	279,272,397
Net Increase/(Decrease) in Net Assets Resulting from Operations	(123,504,264)	402,432,774

Distributions to Shareholders:
Accumulated earnings
Class AAA	(44,445,120)	(80,231,713)
Class A	(9,008,256)	(10,652,797)
Class C	(1,374,578)	(2,482,651)
Class I	(57,872,090)	(45,194,453)
Total Distributions to Shareholders	(112,700,044)	(138,561,614)

Capital Share Transactions:
Class AAA	(5,653,497)	(285,189,970)
Class A	779,771	7,078,402
Class C	(2,149,724)	(9,320,759)
Class I	52,475,614	269,055,155
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	45,452,164	(18,377,172)
Redemption Fees	113	1,198
Net Increase/(Decrease) in Net Assets	(190,752,031)	245,495,186
Net Assets:
Beginning of year	1,809,518,511	1,564,023,325
End of period	$1,618,766,480	$1,809,518,511

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)(b)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(d)(e)(f)		Portfolio Turnover Rate
Class AAA
2025(g)	$46.91	$(0.04)	$(3.11)	$(3.15)	$—	$(2.86)	$(2.86)	$0.00	$40.90	(7.10)%	$637,342	(0.17	)%(h)	1.38	%(h)	1.37	%(h)	0	%(i)
2024	40.51	0.03	10.00	10.03	(0.08)	(3.55)	(3.63)	0.00	46.91	27.24	736,555	0.06		1.38		1.37		2
2023	36.11	0.05	7.96	8.01	(0.01)	(3.60)	(3.61)	0.00	40.51	22.70	899,376	0.13		1.39		1.39		1
2022	49.61	0.02	(7.13)	(7.11)	(0.05)	(6.34)	(6.39)	0.00	36.11	(17.07)	798,836	0.05		1.39		1.39		1
2021	43.30	0.04	15.83	15.87	—	(9.56)	(9.56)	0.00	49.61	42.16	1,054,894	0.09		1.38		1.38		1
2020	53.92	0.04	(0.63)	(0.59)	(0.07)	(9.96)	(10.03)	0.00	43.30	(2.08)	884,341	0.08		1.41		1.41		0	(i)
Class A
2025(g)	$46.85	$(0.04)	$(3.10)	$(3.14)	$(0.03)	$(2.85)	$(2.88)	$0.00	$40.83	(7.09)%	$128,955	(0.17	)%(h)	1.38	%(h)	1.37	%(h)	0	%(i)
2024	40.46	0.02	10.00	10.02	(0.08)	(3.55)	(3.63)	0.00	46.85	27.24	147,123	0.06		1.38		1.37		2
2023	36.06	0.05	7.95	8.00	0.00 (c)	(3.60)	(3.60)	0.00	40.46	22.72	118,557	0.13		1.39		1.39		1
2022	49.56	0.02	(7.13)	(7.11)	(0.05)	(6.34)	(6.39)	0.00	36.06	(17.08)	104,317	0.04		1.39		1.39		1
2021	43.26	0.04	15.82	15.86	—	(9.56)	(9.56)	0.00	49.56	42.17	134,005	0.08		1.38		1.38		1
2020	53.89	0.05	(0.64)	(0.59)	(0.08)	(9.96)	(10.04)	0.00	43.26	(2.08)	110,975	0.11		1.41		1.41		0	(i)
Class C
2025(g)	$34.59	$(0.15)	$(2.28)	$(2.43)	$—	$(2.11)	$(2.11)	$0.00	$30.05	(7.42)%	$18,108	(0.93	)%(h)	2.13	%(h)	2.12	%(h)	0	%(i)
2024	30.09	(0.22)	7.41	7.19	(0.06)	(2.63)	(2.69)	0.00	34.59	26.29	23,114	(0.70)		2.13		2.12		2
2023	27.02	(0.19)	5.95	5.76	—	(2.69)	(2.69)	0.00	30.09	21.79	28,818	(0.64)		2.14		2.14		1
2022	38.86	(0.24)	(5.26)	(5.50)	—	(6.34)	(6.34)	0.00	27.02	(17.69)	35,068	(0.72)		2.14		2.14		1
2021	35.95	(0.24)	12.71	12.47	—	(9.56)	(9.56)	0.00	38.86	41.10	66,467	(0.64)		2.13		2.13		1
2020	46.63	(0.24)	(0.48)	(0.72)	—	(9.96)	(9.96)	0.00	35.95	(2.80)	75,505	(0.65)		2.16		2.16		0	(i)
Class I
2025(g)	$49.19	$0.02	$(3.27)	$(3.25)	$(0.14)	$(2.99)	$(3.13)	$0.00	$42.81	(7.00)%	$834,361	0.08	%(h)	1.13	%(h)	1.12	%(h)	0	%(i)
2024	42.36	0.13	10.49	10.62	(0.08)	(3.71)	(3.79)	0.00	49.19	27.58	902,727	0.30		1.13		1.12		2
2023	37.76	0.16	8.32	8.48	(0.11)	(3.77)	(3.88)	0.00	42.36	23.02	517,272	0.38		1.14		1.14		1
2022	51.62	0.13	(7.47)	(7.34)	(0.18)	(6.34)	(6.52)	0.00	37.76	(16.88)	468,753	0.29		1.14		1.14		1
2021	44.62	0.17	16.39	16.56	—	(9.56)	(9.56)	0.00	51.62	42.51	644,066	0.34		1.13		1.13		1
2020	55.29	0.15	(0.64)	(0.49)	(0.22)	(9.96)	(10.18)	0.00	44.62	(1.83)	568,065	0.34		1.16		1.16		0	(i)

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity throughout the period, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all the years presented, there was no material impact to the expense ratios.
(e)	The Fund incurred interest expense for all years presented. For the fiscal years ended September 30, 2023, 2022, 2021, and 2020. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.38%, 1.38%, 1.37%, and 1.39% (Class AAA and Class A), 2.13%, 2.13%, 2.12%, and 2.14% (Class C), and 1.13%, 1.13%, 1.12%, and 1.14% (Class I), respectively. For the six months ended March 31, 2025, there was no material impact to the expense ratios.
(f)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets totaling 0.01% of net assets for the fiscal year ended September 30, 2020. For the six months ended March 31, 2025, and the fiscal years ended September 30, 2024, 2023, 2022, and 2021, there was no impact on the expense ratios.
(g)	For the six months ended March 31, 2025, unaudited.
(h)	Annualized.
(i)	Amount represents less than 0.5%.

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Small Cap Growth Fund (the Fund), a series of the Gabelli Equity Series Funds, Inc. (the Corporation), was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of four separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on October 22, 1991. The Adviser currently characterizes small capitalization companies for the Fund as those with total common stock market values of $3 billion or less at the time of investment.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1— unadjusted quoted prices in active markets for identical securities;

●	Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3— significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs(a)	Level 3 Significant Unobservable Inputs (b)	Total Market Value at 03/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$68,670,421	$4	—	$68,670,425
Aviation: Parts and Services	23,836,155	3,051,056	—	26,887,211
Consumer Services	16,625,501	193,450	—	16,818,951
Diversified Industrial	200,871,933	73,500	—	200,945,433
Financial Services	107,635,694	—	$5,000	107,640,694
Food and Beverage	75,649,270	4,531	—	75,653,801
Specialty Chemicals	27,758,712	—	0	27,758,712
Telecommunications	14,116,032	947,406	—	15,063,438
Other Industries (c)	1,072,755,472	—	—	1,072,755,472
Total Common Stocks	1,607,919,190	4,269,947	5,000	1,612,194,137
Closed-End Funds	1,908,319	—	—	1,908,319
Preferred Stocks (c)	2,861,768	—	—	2,861,768
Rights (c)	—	3,630	—	3,630
Warrants (c)	1,806	—	—	1,806
Convertible Corporate Bonds (c)	—	176,600	—	176,600
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,612,691,083	$4,450,177	$5,000	$1,617,146,260

(a)	Per pricing procedures approved by the Board, the Level 2 securities used mean prices as there was no trading volume on the valuation date.

(b)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.

(c)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2025, the Fund did not hold any restricted securities.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2025, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains as determined under the GAAP. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the fiscal year ended September 30, 2024 was as follows:

Distributions paid from:
Ordinary income	$3,883,698
Net long term capital gains	142,401,412
Total distributions paid	$146,285,110

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$429,178,023	$1,220,294,330	$(32,326,093)	$1,187,968,237

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2025, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended March 31, 2025, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities (L.S. Starrett Co. and Strattec Security Corp.), and the Adviser reduced its fee with respect to such securities by $52,346.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2025, other than short term securities and U.S. Government obligations, aggregated $8,593,917 and $65,951,703, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2025, the Fund paid $13,340 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $8,958 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended March 31, 2025, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

During the six months ended March 31, 2025, the Fund engaged in purchase transactions with funds that have a common investment adviser. These transactions complied with Rule 17a-7 under the Act and amounted to $414,995 in purchase transactions.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At March 31, 2025, there was $4,059,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 42 days of borrowings during the six months ended March 31, 2025 was $2,002,762 with a weighted average interest rate of 5.58%. The maximum amount borrowed at any time during the six months ended March 31, 2025 was $5,076,000.

8. Capital Stock. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2025 and the fiscal year ended September 30, 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	200,258	$8,882,798	1,334,397	$55,387,301
Shares issued upon reinvestment of distributions	999,381	43,613,090	2,122,481	78,001,154
Shares redeemed	(1,318,818)	(58,149,385)	(9,956,447)	(418,578,425)
Net decrease	(119,179)	$(5,653,497)	(6,499,569)	$(285,189,970)

Class A
Shares sold	165,693	$7,346,799	529,785	$22,053,755
Shares issued upon reinvestment of distributions	197,534	8,606,552	276,050	10,131,018
Shares redeemed	(345,134)	(15,173,580)	(595,857)	(25,106,371)
Net increase	18,092	$779,771	209,978	$7,078,402

Class C
Shares sold	63,329	$2,066,174	185,116	$5,795,194
Shares issued upon reinvestment of distributions	42,700	1,373,224	90,809	2,478,175
Shares redeemed	(171,517)	(5,589,121)	(565,446)	(17,594,128)
Net decrease	(65,488)	$(2,149,724)	(289,521)	$(9,320,759)

Class I
Shares sold	1,525,004	$70,828,596	7,871,168	$350,032,189
Shares issued upon reinvestment of distributions	1,224,193	55,878,125	1,152,679	44,308,968
Shares redeemed in-kind	—	(590,993)	—	—
Shares redeemed	(1,614,234)	(73,640,114)	(2,880,702)	(125,286,002)
Net increase	1,134,963	$52,475,614	6,143,145	$269,055,155

ReFlow Fund LLC. The Fund may participate in the ReFlow Fund LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for

The Gabelli Small Cap Growth Fund
Notes to Financial Statements (Unaudited) (Continued)

this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended March 31, 2025 the Fund utilized ReFlow. The shares ReFlow subscribed to, cash redemptions, and redemptions-in-kind were as follows:

Shares ReFlow Subscribed to	Cash redemptions	Redemptions-in-kind	Service Fees
13,413	$0	$590,993	$811

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended March 31, 2025 is set forth below:

	Market Value at September 30, 2024	Purchases	Sales Proceeds	Realized Gain	Change In Unrealized Appreciation	Market Value at March 31, 2025	Dividend Income	Percent Owned of Shares
Bel Fuse Inc., Cl. A**	$16,803,670	—	$10,182,680	$8,268,893	$10,047,451	$4,842,432	$13,044	—
Strattec Security Corp.†	10,792,980	$11,067	68,812	2,515	805,668	9,932,082	—	—
Trans-Lux Corp.†	1,162,400	—	—	—	538,400	624,000	—	—
Total				$8,271,408	$11,391,519	$15,398,514	$13,044

**	Security is no longer considered affiliated at March 31, 2025.

†	Non-income producing security.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Elizabeth C. Bogan
Former Senior Lecturer,
Princeton University

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer,
Principal Financial &
Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q125SR

GABELLI FUNDS

THE GABELLI SMALL CAP GROWTH FUND

Semiannual Report
March 31, 2025

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Equity Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(c)(d)		Portfolio Turnover Rate
Class AAA
2025(e)	$6.59	$0.01		$(0.07)	$(0.06)	$(0.60)*	$—	$—	$(0.60)	$0.00	$5.93	(1.04)%	$171,972	0.46	%(f)	1.43	%(f)	0	%(g)
2024	7.29	0.06		1.25	1.31	(0.06)	(0.90)	(1.05)	(2.01)	0.00	6.59	19.64	193,593	0.77		1.43		1
2023	8.09	0.08		0.91	0.99	(0.08)	(0.67)	(1.04)	(1.79)	0.00	7.29	11.92	227,248	0.89		1.43		5
2022	10.85	0.06		(1.01)	(0.95)	(0.06)	(0.78)	(0.97)	(1.81)	0.00	8.09	(10.08)	230,926	0.56		1.42		1
2021	10.04	0.07		3.00	3.07	(0.08)	(1.24)	(0.94)	(2.26)	0.00	10.85	31.32	297,369	0.64		1.42		1
2020	13.61	0.10	(h)	(0.02)	0.08	(0.11)	(2.39)	(1.15)	(3.65)	0.00	10.04	0.93	272,980	0.75	(h)	1.45		0	(g)
Class A
2025(e)	$6.45	$0.01		$(0.06)	$(0.05)	$(0.60)*	$—	$—	$(0.60)	$0.00	$5.80	(0.89)%	$113,524	0.46	%(f)	1.43	%(f)	0	%(g)
2024	7.16	0.06		1.22	1.28	(0.06)	(0.89)	(1.04)	(1.99)	0.00	6.45	19.52	121,992	0.77		1.43		1
2023	7.96	0.07		0.91	0.98	(0.08)	(0.67)	(1.03)	(1.78)	0.00	7.16	11.94	114,513	0.90		1.43		5
2022	10.69	0.06		(0.99)	(0.93)	(0.06)	(0.77)	(0.97)	(1.80)	0.00	7.96	(10.05)	95,186	0.57		1.42		1
2021	9.92	0.08		2.95	3.03	(0.08)	(1.24)	(0.94)	(2.26)	0.00	10.69	31.31	98,631	0.65		1.42		1
2020	13.49	0.10	(h)	(0.02)	0.08	(0.11)	(2.39)	(1.15)	(3.65)	0.00	9.92	0.95	69,201	0.75	(h)	1.45		0	(g)
Class C
2025(e)	$7.87	$(0.01)		$(0.08)	$(0.09)	$(0.60)*	$—	$—	$(0.60)	$0.00	$7.18	(1.25)%	$10,783	(0.29	)%(f)	2.18	%(f)	0	%(g)
2024	8.58	0.01		1.49	1.50	(0.01)	(0.83)	(1.37)	(2.21)	0.00	7.87	19.18	12,226	0.10		2.18		1
2023(i)	9.52	0.01		0.16	0.17	(0.07)	(0.55)	(0.49)	(1.11)	0.00	8.58	1.67	608	0.24		2.29		5
Class C1*
2023	$3.41	$0.00	(b)	$0.42	$0.42	$(0.07)	$(0.67)	$(0.60)	$(1.34)	$0.00	$2.49	11.34%	$21,071	0.13%		2.18%		5%
2022	5.24	(0.01)		(0.42)	(0.43)	(0.04)	(0.78)	(0.58)	(1.40)	0.00	3.41	(10.84)	31,620	(0.21)		2.17		1
2021	5.81	(0.01)		1.70	1.69	(0.05)	(1.24)	(0.97)	(2.26)	0.00	5.24	30.29	51,140	(0.12)		2.17		1
2020	9.48	0.00	(b)(h)	(0.02)	(0.02)	(0.06)	(2.39)	(1.20)	(3.65)	0.00	5.81	0.27	53,605	0.00	(h)(j)	2.20		0	(g)
Class I
2025(e)	$7.99	$0.03		$(0.09)	$(0.06)	$(0.60)*	$—	$—	$(0.60)	$0.00	$7.33	(0.85)%	$138,370	0.71	%(f)	1.18	%(f)	0	%(g)
2024	8.61	0.09		1.51	1.60	(0.08)	(0.88)	(1.26)	(2.22)	0.00	7.99	19.85	155,884	1.01		1.18		1
2023	9.36	0.12		1.04	1.16	(0.09)	(0.67)	(1.15)	(1.91)	0.00	8.61	12.19	134,026	1.14		1.18		5
2022	12.35	0.10		(1.17)	(1.07)	(0.08)	(0.77)	(1.06)	(1.92)	0.00	9.36	(9.81)	128,315	0.81		1.17		1
2021	11.15	0.12		3.34	3.46	(0.11)	(1.24)	(0.91)	(2.26)	0.00	12.35	31.71	134,073	0.89		1.17		1
2020	14.68	0.14	(h)	(0.02)	0.12	(0.14)	(2.39)	(1.12)	(3.65)	0.00	11.15	1.14	130,903	1.00	(h)	1.20		0	(g)

*	On May 29, 2024, Class C1 Shares converted into Class C Shares. See Note 8.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no material impact on the expense ratios.
(d)	The Fund incurred interest expense during the six months ended March 31, 2025, 1.43%, (Class AAA and Class A), 1.18%, (Class I) and 2.18%, (Class C), For the fiscal years ended September 30, 2024, 2023, 2022, 2021, and 2020. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been, 1.42%, 1.42%, 1.41%, 1.41%, and 1.42%, (Class AAA and Class A), 2.17%, 2.16%, 2.16%, and 2.17%, (Class C1), 1.17%, 1.17%, 1.16%, 1.16%, 1.17% (Class I), and 2.17%, and 2.29% (Class C), respectively.
(e)	For the six months ended March 31, 2025, unaudited.
(f)	Annualized.
(g)	Amount represents less than 0.5%.
(h)	Includes income resulting from special dividends. Without these dividends, the per share income (loss) amounts would have been $0.09 (Class AAA and Class A), $(0.01) (Class C), and $0.13 (Class I), respectively, and the net investment income (loss) ratio would have been 0.68% (Class AAA and Class A), (0.07)% (Class C), and 0.93% (Class I), respectively.
(i)	Class C commenced on June 1, 2023.
(j)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

The Gabelli Global Financial Services Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)(c)		Portfolio Turnover Rate
Class AAA
2025(d)	$15.47	$0.14		$1.14	$1.28	$(0.35)	$(0.35)	$0.00	(e)	$16.40	8.29%	$2,522	1.67	%(f)	1.64	%(f)	1.25	%(f)	3%
2024	11.43	0.41		3.94	4.35	(0.31)	(0.31)	0.00	(e)	15.47	38.95	2,162	3.05		1.71		1.25		9
2023	9.28	0.28		2.14	2.42	(0.27)	(0.27)	—		11.43	26.47	577	2.57		1.91		1.25		21
2022	11.80	0.27	(g)	(2.56)	(2.29)	(0.23)	(0.23)	—		9.28	(19.79)	339	2.39	(g)	1.88		1.27	(h)	26
2021	7.08	0.33		4.52	4.85	(0.13)	(0.13)	—		11.80	69.04	564	2.99		2.04		1.25		19
2020	9.09	0.11		(1.90)	(1.79)	(0.22)	(0.22)	0.00	(e)	7.08	(20.33)	47	1.34		2.51		1.25		18
Class A
2025(d)	$15.63	$0.14		$1.14	$1.28	$(0.36)	$(0.36)	$0.00	(e)	$16.55	8.20%	$24	1.73	%(f)	1.64	%(f)	1.25	%(f)	3%
2024	11.50	0.37		4.03	4.40	(0.27)	(0.27)	0.00	(e)	15.63	39.09	15	2.76		1.71		1.25		9
2023	9.34	0.27		2.17	2.44	(0.28)	(0.28)	—		11.50	26.44	6	2.51		1.91		1.25		21
2022	11.86	0.27	(g)	(2.57)	(2.30)	(0.22)	(0.22)	—		9.34	(19.75)	15	2.34	(g)	1.88		1.27	(h)	26
2021	7.08	0.32		4.54	4.86	(0.08)	(0.08)	—		11.86	69.07	33	2.94		2.04		1.25		19
2020	9.10	0.16		(1.94)	(1.78)	(0.24)	(0.24)	0.00	(e)	7.08	(20.24)	8	2.12		2.51		1.25		18
Class C
2025(d)	$15.31	$0.07		$1.14	$1.21	$(0.24)	$(0.24)	$—		$16.28	7.91%	$2	0.91	%(f)	2.39	%(f)	1.97	%(f)	3%
2024	11.32	0.27		3.95	4.22	(0.23)	(0.23)	0.00	(e)	15.31	37.93	2	2.05		2.46		2.00		9
2023	9.19	0.19		2.13	2.32	(0.19)	(0.19)	—		11.32	25.48	1	1.72		2.66		2.00		21
2022	11.68	0.29	(g)	(2.64)	(2.35)	(0.14)	(0.14)	—		9.19	(20.35)	1	2.62	(g)	2.63		2.02	(h)	26
2021	7.03	0.18		4.55	4.73	(0.08)	(0.08)	—		11.68	67.59	1	1.77		2.79		2.00		19
2020	9.05	0.06		(1.91)	(1.85)	(0.17)	(0.17)	0.00	(e)	7.03	(20.97)	1	0.76		3.26		2.00		18
Class I
2025(d)	$15.48	$0.16		$1.14	$1.30	$(0.39)	$(0.39)	$0.00	(e)	$16.39	8.38%	$49,521	1.91	%(f)	1.39	%(f)	1.00	%(f)	3%
2024	11.44	0.41		3.97	4.38	(0.34)	(0.34)	0.00	(e)	15.48	39.25	42,014	3.09		1.46		1.00		9
2023	9.29	0.30		2.16	2.46	(0.31)	(0.31)	0.00	(e)	11.44	26.82	27,642	2.77		1.66		1.00		21
2022	11.80	0.31	(g)	(2.57)	(2.26)	(0.25)	(0.25)	—		9.29	(19.57)	21,128	2.76	(g)	1.63		1.02	(h)	26
2021	7.08	0.29		4.58	4.87	(0.15)	(0.15)	—		11.80	69.45	24,221	2.79		1.79		1.00		19
2020	9.11	0.14		(1.91)	(1.77)	(0.26)	(0.26)	0.00	(e)	7.08	(20.17)	13,445	1.84		2.26		1.00		18

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the fiscal years ended September 30, 2023, 2022, 2021, and 2020, if credits had not been received, the expense ratios would have been 1.26%, 1.28%, 1.26%, and 1.26% (Class AAA and Class A), 2.01%, 2.02%, 2.01%, and 2.01% (Class C), and 1.01%, 1.03%, 1.01%, and 1.01% (Class I), respectively. For the six months ended March 31, 2025 and the fiscal year ended September 30, 2024, there was no material impact to the expense ratios.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $92,804, $166,565, $174,121, $149,730, $165,217, and $174,126 for the six months ended March 31, 2025 and the fiscal years ended September 30, 2024, 2023, 2022, 2021, and 2020, respectively.
(d)	For the six months ended March 31, 2025, unaudited.
(e)	Amount represents less than $0.005 per share.
(f)	Annualized.
(g)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.21 (Class AAA and Class A), $0.23 (Class C), and $0.25 (Class I), and the net investment income ratios would have been 1.88% (Class AAA), 1.84% (Class A), 2.12% (Class C), and 2.25% (Class I) for the fiscal year ended September 30, 2022.
(h)	The Fund incurred tax expense for the fiscal year ended September 30, 2022. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.25% (Class AAA and Class A), 2.00% (Class C), and 1.00% (Class I).

See accompanying notes to financial statements.

The Gabelli Focused Growth and Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)(b)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2025(d)	$17.37	$0.07	$0.39	$0.46	$(0.36)	$—	$(0.36)	$0.00	(e)	$17.47	2.66%	$4,994	0.78	%(f)	1.67	%(f)	1.67	%(f)	20%
2024	14.91	0.72	2.46	3.18	(0.72)	—	(0.72)	—		17.37	21.88	5,051	4.51		1.64		1.64		31
2023	14.79	0.59	0.29	0.88	(0.66)	(0.10)	(0.76)	0.00	(e)	14.91	5.91	5,321	3.79		1.79		1.79		36
2022	17.50	0.32	(2.31)	(1.99)	(0.66)	(0.06)	(0.72)	—		14.79	(11.85)	5,134	1.85		1.72		1.72		46
2021	12.48	0.34	5.22	5.56	(0.54)	—	(0.54)	—		17.50	44.76	6,927	2.15		1.96		1.96		54
2020	12.93	(0.03)	(0.42)	(0.45)	—	—	—	0.00	(e)	12.48	(3.48)	8,713	(0.24)		1.71		1.71		59
Class A
2025(d)	$17.66	$0.10	$0.40	$0.50	$(0.44)	$—	$(0.44)	$0.00	(e)	$17.72	2.85%	$23,679	1.11	%(f)	1.67	%(f)	1.25	%(f)(g)	20%
2024	15.19	0.80	2.49	3.29	(0.82)	—	(0.82)	—		17.66	22.34	21,388	4.89		1.64		1.25	(g)	31
2023	14.97	0.70	0.28	0.98	(0.66)	(0.10)	(0.76)	0.00	(e)	15.19	6.53	16,368	4.43		1.79		1.26	(g)	36
2022	17.71	0.34	(2.36)	(2.02)	(0.66)	(0.06)	(0.72)	—		14.97	(11.88)	10,810	1.94		1.72		1.70	(g)	46
2021	12.62	0.30	5.33	5.63	(0.54)	—	(0.54)	—		17.71	44.82	8,958	1.83		1.96		1.96		54
2020	13.06	(0.03)	(0.41)	(0.44)	—	—	—	0.00	(e)	12.62	(3.37)	6,644	(0.24)		1.71		1.71		59
Class C
2025(d)	$13.90	$0.02	$0.29	$0.31	$(0.36)	$—	$(0.36)	$0.00	(e)	$13.85	2.24%	$1,769	0.27	%(f)	2.42	%(f)	2.42	%(f)	20%
2024	12.15	0.48	1.99	2.47	(0.72)	—	(0.72)	—		13.90	20.98	2,055	3.72		2.39		2.39		31
2023	12.25	0.37	0.27	0.64	(0.66)	(0.08)	(0.74)	0.00	(e)	12.15	5.17	2,666	2.90		2.54		2.54		36
2022	14.73	0.15	(1.91)	(1.76)	(0.66)	(0.06)	(0.72)	—		12.25	(12.54)	4,357	1.02		2.47		2.47		46
2021	10.64	0.15	4.48	4.63	(0.54)	—	(0.54)	—		14.73	43.75	8,143	1.13		2.71		2.71		54
2020	11.10	(0.11)	(0.35)	(0.46)	—	—	—	0.00	(e)	10.64	(4.14)	6,926	(1.00)		2.46		2.46		59
Class I
2025(d)	$18.75	$0.16	$0.42	$0.58	$(0.44)	$—	$(0.44)	$0.00	(e)	$18.89	3.11%	$17,985	1.69	%(f)	1.42	%(f)	0.80	%(f)(g)	20%
2024	16.01	0.92	2.64	3.56	(0.82)	—	(0.82)	—		18.75	22.90	17,859	5.33		1.39		0.80	(g)	31
2023	15.68	0.79	0.31	1.10	(0.66)	(0.11)	(0.77)	0.00	(e)	16.01	6.97	15,205	4.77		1.54		0.81	(g)	36
2022	18.35	0.54	(2.49)	(1.95)	(0.66)	(0.06)	(0.72)	—		15.68	(11.07)	19,027	2.94		1.47		0.80	(g)	46
2021	12.94	0.46	5.49	5.95	(0.54)	—	(0.54)	—		18.35	46.21	16,215	2.70		1.71		0.95	(g)	54
2020	13.36	0.00 (e)	(0.42)	(0.42)	—	—	—	0.00	(e)	12.94	(3.14)	8,333	0.01		1.46		1.46		59

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	The Fund incurred interest expense. For the fiscal years ended September 30, 2024, 2023, 2022, and 2020, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.63%, 1.78%, 1.72%, and 1.70% (Class AAA), 1.25%, 1.25%, 1.69%, and 1.70% (Class A), 2.38%, 2.53%, 2.47%, and 2.45% (Class C), and 0.80%, 0.80%, 0.80%, and 1.45% (Class I), respectively. For the six months ended March 31, 2025 and the fiscal year ended September 30, 2021, the effect of interest expense was minimal.
(d)	For the six months ended March 31, 2025, unaudited.
(e)	Amount represents less than $0.005 per share.
(f)	Annualized.
(g)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $104,163, $167,786, $187,761, $119,130 and $97,862 for the six months ended March 31, 2025 and the fiscal years ended September 30, 2024, 2023, 2022, and 2021, respectively.

See accompanying notes to financial statements.

The Gabelli Small Cap Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)(b)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(d)(e)(f)		Portfolio Turnover Rate
Class AAA
2025(g)	$46.91	$(0.04)	$(3.11)	$(3.15)	$—	$(2.86)	$(2.86)	$0.00	$40.90	(7.10)%	$637,342	(0.17	)%(h)	1.38	%(h)	1.37	%(h)	0	%(i)
2024	40.51	0.03	10.00	10.03	(0.08)	(3.55)	(3.63)	0.00	46.91	27.24	736,555	0.06		1.38		1.37		2
2023	36.11	0.05	7.96	8.01	(0.01)	(3.60)	(3.61)	0.00	40.51	22.70	899,376	0.13		1.39		1.39		1
2022	49.61	0.02	(7.13)	(7.11)	(0.05)	(6.34)	(6.39)	0.00	36.11	(17.07)	798,836	0.05		1.39		1.39		1
2021	43.30	0.04	15.83	15.87	—	(9.56)	(9.56)	0.00	49.61	42.16	1,054,894	0.09		1.38		1.38		1
2020	53.92	0.04	(0.63)	(0.59)	(0.07)	(9.96)	(10.03)	0.00	43.30	(2.08)	884,341	0.08		1.41		1.41		0	(i)
Class A
2025(g)	$46.85	$(0.04)	$(3.10)	$(3.14)	$(0.03)	$(2.85)	$(2.88)	$0.00	$40.83	(7.09)%	$128,955	(0.17	)%(h)	1.38	%(h)	1.37	%(h)	0	%(i)
2024	40.46	0.02	10.00	10.02	(0.08)	(3.55)	(3.63)	0.00	46.85	27.24	147,123	0.06		1.38		1.37		2
2023	36.06	0.05	7.95	8.00	0.00 (c)	(3.60)	(3.60)	0.00	40.46	22.72	118,557	0.13		1.39		1.39		1
2022	49.56	0.02	(7.13)	(7.11)	(0.05)	(6.34)	(6.39)	0.00	36.06	(17.08)	104,317	0.04		1.39		1.39		1
2021	43.26	0.04	15.82	15.86	—	(9.56)	(9.56)	0.00	49.56	42.17	134,005	0.08		1.38		1.38		1
2020	53.89	0.05	(0.64)	(0.59)	(0.08)	(9.96)	(10.04)	0.00	43.26	(2.08)	110,975	0.11		1.41		1.41		0	(i)
Class C
2025(g)	$34.59	$(0.15)	$(2.28)	$(2.43)	$—	$(2.11)	$(2.11)	$0.00	$30.05	(7.42)%	$18,108	(0.93	)%(h)	2.13	%(h)	2.12	%(h)	0	%(i)
2024	30.09	(0.22)	7.41	7.19	(0.06)	(2.63)	(2.69)	0.00	34.59	26.29	23,114	(0.70)		2.13		2.12		2
2023	27.02	(0.19)	5.95	5.76	—	(2.69)	(2.69)	0.00	30.09	21.79	28,818	(0.64)		2.14		2.14		1
2022	38.86	(0.24)	(5.26)	(5.50)	—	(6.34)	(6.34)	0.00	27.02	(17.69)	35,068	(0.72)		2.14		2.14		1
2021	35.95	(0.24)	12.71	12.47	—	(9.56)	(9.56)	0.00	38.86	41.10	66,467	(0.64)		2.13		2.13		1
2020	46.63	(0.24)	(0.48)	(0.72)	—	(9.96)	(9.96)	0.00	35.95	(2.80)	75,505	(0.65)		2.16		2.16		0	(i)
Class I
2025(g)	$49.19	$0.02	$(3.27)	$(3.25)	$(0.14)	$(2.99)	$(3.13)	$0.00	$42.81	(7.00)%	$834,361	0.08	%(h)	1.13	%(h)	1.12	%(h)	0	%(i)
2024	42.36	0.13	10.49	10.62	(0.08)	(3.71)	(3.79)	0.00	49.19	27.58	902,727	0.30		1.13		1.12		2
2023	37.76	0.16	8.32	8.48	(0.11)	(3.77)	(3.88)	0.00	42.36	23.02	517,272	0.38		1.14		1.14		1
2022	51.62	0.13	(7.47)	(7.34)	(0.18)	(6.34)	(6.52)	0.00	37.76	(16.88)	468,753	0.29		1.14		1.14		1
2021	44.62	0.17	16.39	16.56	—	(9.56)	(9.56)	0.00	51.62	42.51	644,066	0.34		1.13		1.13		1
2020	55.29	0.15	(0.64)	(0.49)	(0.22)	(9.96)	(10.18)	0.00	44.62	(1.83)	568,065	0.34		1.16		1.16		0	(i)

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity throughout the period, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all the years presented, there was no material impact to the expense ratios.
(e)	The Fund incurred interest expense for all years presented. For the fiscal years ended September 30, 2023, 2022, 2021, and 2020. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.38%, 1.38%, 1.37%, and 1.39% (Class AAA and Class A), 2.13%, 2.13%, 2.12%, and 2.14% (Class C), and 1.13%, 1.13%, 1.12%, and 1.14% (Class I), respectively. For the six months ended March 31, 2025, there was no material impact to the expense ratios.
(f)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets totaling 0.01% of net assets for the fiscal year ended September 30, 2020. For the six months ended March 31, 2025, and the fiscal years ended September 30, 2024, 2023, 2022, and 2021, there was no impact on the expense ratios.
(g)	For the six months ended March 31, 2025, unaudited.
(h)	Annualized.
(i)	Amount represents less than 0.5%.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Elizabeth C. Bogan	$14,000
Vincent D. Enright	$17,000
Robert Morrissey	$13,000
Anthonie C. van Ekris	$13,000
Salvatore J. Zizza	$14,000

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

During the six months ended March 31, 2025, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Funds on the basis of the recommendation by the directors (the Independent Board Members) who are not “interested persons” of the Funds. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Small Cap Growth Fund

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium and long term performance (as of December 31, 2024) of the Fund against a peer group of ten other comparable funds prepared by the Adviser (the “Adviser Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional small-cap core funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Small-Cap Core Index. The Independent Board Members noted that the Fund’s performance was in the first quartile for the three- and ten-year periods, the second quartile for the five-year period, and the third quartile for the one year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the first quintile for the three-, five-, and ten-year periods and the third quintile for the one-year period. The Independent Board Members noted the Fund’s total return was above the median total return for the three-, five-, and ten-year periods and at the median for the one-year period within the Adviser Peer Group.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of sixteen other small cap core funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratio was above average within this group, and the Fund’s size was near average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fees to the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an acceptable overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Equity Income Fund

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium and long term performance (as of December 31, 2024) of the Fund against a peer group of seven other comparable funds prepared by the Adviser (the “Adviser Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of institutional equity income funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the second quartile for the five-year period, the third quartile for the three-year period, and the fourth quartile for the one- and ten-year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fourth quintile for the five-year period, and the fifth quintile for the one-, three-, and ten-year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of seventeen other equity income funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratio was above average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an acceptable overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were acceptable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Focused Growth and Income Fund

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium and long term performance (as of December 31, 2024) of the Fund against nine other comparable funds prepared by the Adviser (the “Adviser Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional mid-cap value funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the second quartile for the three-, and five-year periods, the second quartile for the three-year period, and the fourth quartile for the one- and ten-year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the third quintile for the one-, and five-, year periods, and the fifth quintile for the three-, and ten-year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to expense ratios of the Adviser Peer Group and a peer group of sixteen other midcap value funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s total expense ratio was approximately 27 basis points lower than the Adviser Peer Group average, was at approximately the median of the group selected by Broadridge and that the Fund’s size was below average within each peer group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members noted the contractual Expense Deferral Agreement between the Adviser and the Company, on behalf of the Fund, pursuant to which the net expense ratio was limited to 1.25% for Class A Shares and 0.80% for Class I Shares. The Independent Board Members also discussed the rationale for the size of the Class I Shares waiver, noting their agreement with the strategy and rationale of coupling the Class I Shares waiver with a reduction in the Class I Shares investment minimum to match the minimum required for all other classes in an effort to stimulate sales and raise assets, while encouraging holders of other share classes to convert to Class I Shares. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable given the size of the Fund relative to its peers and the unique nature of the Fund’s “best ideas” investment strategy and that economies of scale were not a factor in their thinking at this time. The Independent Board Members also noted that they would continue to evaluate the Class I Shares waiver, revisit in a year whether it remained appropriate and expressed the view that it, coupled with the reduced investment minimum for Class I Shares, provided all new and existing investors the opportunity to invest in the Fund at the same expense ratio. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Global Financial Services Fund

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short term performance of the Fund (as of December 31, 2024) of the Fund against a peer group of seven other comparable funds prepared by the Adviser (the “Adviser Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of the Fund and all retail and institutional global financial services fund, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the first quartile for the three-year period, second quartile for the five- year period and third quartile for the one-year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the first quintile for the one-, three-, and five-year periods.

Profitability. The Independent Board Members reviewed summary data regarding the historical lack of profitability of the Fund to the Adviser both with a pro rata administrative overhead charge and with a standalone administrative charge and noted the effect of the Deferral Agreement. The Independent Board Members also noted that a portion of the Fund’s portfolio transactions were executed by an affiliated broker of the Adviser and that another affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed data provided by the Adviser.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of three other global financial services funds and eight other financial services funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted the effect of the Deferral Agreement in place for the Fund. The Independent Board Members noted that the Fund’s expense ratios were lower than average within each peer group and that the Fund’s size was below average within the Adviser Peer Group and below average within the peer group of comparable funds selected by Broadridge. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser were acceptable, and that economies of scale were not a significant factor in their thinking at this time. The Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was acceptable in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Equity Series Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	June 6, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 6, 2025

* Print the name and title of each signing officer under his or her signature.